As filed with the Securities and Exchange Commission on March 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JANUARY 31, 2013

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (42.1%)
7,940	U.S. Treasury Bonds, 6.88%, due 8/15/25	11,932	ØØ
4,605	U.S. Treasury Bonds, 5.50%, due 8/15/28	6,315	ØØ
1,390	U.S. Treasury Bonds, 4.50%, due 2/15/36	1,760	ØØ
5,911	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	7,653
665	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	1,084
5,348	U.S. Treasury Inflation Index Notes, 1.63%, due 1/15/15	5,723
9,448	U.S. Treasury Inflation Index Notes, 0.13%, due 4/15/17	10,169
3,368	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	3,942	ØØ
5,900	U.S. Treasury Notes, 2.00%, due 11/30/13	5,989	ØØ
3,350	U.S. Treasury Notes, 0.13%, due 12/31/13	3,349	ØØ
11,560	U.S. Treasury Notes, 1.00%, due 1/15/14 & 10/31/16	11,660	ØØ
26,000	U.S. Treasury Notes, 0.25%, due 1/31/14	26,020
2,170	U.S. Treasury Notes, 2.38%, due 10/31/14	2,250	ØØ
15,170	U.S. Treasury Notes, 3.63%, due 8/15/19	17,451	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $114,672)	115,297

U.S. Government Agency Securities (2.2%)
720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	710
1,505	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	2,002	ØØ
470	Federal National Mortgage Association, Notes, 1.50%, due 10/23/19	466
1,610	Federal National Mortgage Association, Notes, 1.55%, due 10/29/19	1,604
1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,179
	Total U.S. Government Agency Securities (Cost $5,934)	5,961

Mortgage-Backed Securities (43.1%)

Collateralized Mortgage Obligations (0.8%)
182	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 3.09%, due 9/20/35	145	µ
50	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.42%, due 7/20/36	47	µ
22	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.44%, due 5/25/32	22	µ
243	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	223	µ
175	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 3.00%, due 5/25/35	165	µ
289	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 2.85%, due 3/25/47	230	µ
143	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.94%, due 1/25/37	103	µ
33	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.89%, due 5/25/36	24	µ
333	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 3.17%, due 6/25/36	237	µ
466	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.96%, due 6/25/35	437	µ
144	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.32%, due 4/25/47	79	µ
53	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.46%, due 7/25/35	52	µ
221	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 3.84%, due 9/25/35	175	µ
266	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.87%, due 1/25/36	204	µ
94	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.41%, due 9/25/46	57	µ
		2,200
Commercial Mortgage-Backed (12.8%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	443
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	564
1,025	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	1,170	ØØ
725	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.59%, due 6/10/49	833	µØØ
473	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	493
500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	565	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	468
1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,267	µØØ
1,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	1,136	ØØ
82	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.39%, due 4/15/22	80	ñµ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	92	µ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,355	ØØ
520	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	596	µØØ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	110
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,155	ØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.06%, due 2/15/41	294	µ
1,500	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.80%, due 5/15/46	1,748	µØØ
341	DBUBS Mortgage Trust, Ser. 20011-LC1A, Class A1, 3.74%, due 11/10/46	367	ñ
850	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	968	ØØ
2,050	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	2,382	ØØ
550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	627	ØØ
2,140	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	2,449	µØØ
3,457	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.20%, due 1/10/45	479	ñµ
1,100	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,249	ØØ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,370	ØØ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,230	ØØ
1,380	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	1,591	µØØ
480	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	525
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,423	ØØ
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,135	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	1,588	µØØ
8,670	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.77%, due 2/15/46	995
237	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	244
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	352
1,755	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.74%, due 6/15/49	2,023	µØØ
7,500	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.53%, due 3/15/45	724	ñØ
		35,090
Fannie Mae (11.4%)
414	Pass-Through Certificates, 4.00%, due 11/1/42	441
1,975	Pass-Through Certificates, 4.50%, due 5/1/40 – 6/1/41	2,129
4,796	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	5,186
3,138	Pass-Through Certificates, 5.50%, due 5/1/30 – 4/1/40	3,413
3,533	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	3,878
67	Pass-Through Certificates, 8.50%, due 4/1/34	81
4,145	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	4,280	Ø
2,430	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,563	Ø
8,485	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	9,018	Ø
		30,989
Freddie Mac (18.1%)
228	Pass-Through Certificates, 2.66%, due 2/1/37	243	µ
405	Pass-Through Certificates, 2.81%, due 4/1/37	432	µ
1,950	Pass-Through Certificates, 4.00%, due 12/1/40 – 2/1/41	2,069
4,780	Pass-Through Certificates, 4.50%, due 1/1/38 – 7/1/41	5,101
967	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	1,046
4,002	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	4,331
106	Pass-Through Certificates, 6.00%, due 12/1/37	116
19	Pass-Through Certificates, 6.50%, due 11/1/25	22
18,840	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	19,800	Ø
15,485	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	16,416	Ø
		49,576

	Total Mortgage-Backed Securities (Cost $113,862)	117,855

Corporate Debt Securities (25.9%)

Aerospace & Defense (0.6%)
905	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	979	ØØ
695	Raytheon Co., Senior Unsecured Notes, 2.50%, due 12/15/22	677	ØØ
		1,656
Agriculture (1.0%)
555	Altria Group, Inc., Guaranteed Notes, 2.85%, due 8/9/22	537	ØØ
420	Lorillard Tobacco Co., Guaranteed Notes, 2.30%, due 8/21/17	423	ØØ
1,075	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,370	ØØ
495	Reynolds American, Inc., Guaranteed Notes, 3.25%, due 11/1/22	490	ØØ
		2,820
Airlines (0.2%)
630	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2012-02, Class A, 4.00%, due 10/29/24	661	ØØ

Auto Manufacturers (0.6%)
805	Daimler Finance N.A. LLC, Guaranteed Notes, 1.88%, due 1/11/18	803	ñØØ
800	Volkswagen Int'l Finance NV, Guaranteed Notes, 1.15%, due 11/20/15	803	ñØØ
		1,606
Banks (4.0%)
1,320	Bank of America Corp., Senior Notes, 1.50%, due 10/9/15	1,324	ØØ
500	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/11/23	493	ØØ
835	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.80%, due 11/6/15	837	ØØ
830	BB&T Corp., Senior Unsecured Medium-Term Notes, Ser. C, 1.60%, due 8/15/17	836	ØØ
690	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	708	ØØ
1,195	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	1,244	ØØ
440	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	497	ØØ
855	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, due 3/1/16	911
650	JPMorgan Chase & Co., Senior Unsecured Notes, 2.00%, due 8/15/17	657	ØØ
810	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	919	ØØ
815	National Bank of Canada, Bank Guaranteed Medium-Term Notes, 1.45%, due 11/7/17	810	ØØ
680	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 1.50%, due 1/18/18	676	ØØ
415	US Bancorp, Subordinated Medium-Term Notes, 2.95%, due 7/15/22	411	ØØ
705	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 1/16/18	703	ØØ
		11,026
Beverages (1.7%)
925	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 7/15/22	906	ØØ
350	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 3.75%, due 7/15/42	332	ØØ
595	Heineken NV, Senior Unsecured Notes, 3.40%, due 4/1/22	610	ñØØ
1,030	Pernod-Ricard SA, Senior Unsecured Notes, 2.95%, due 1/15/17	1,076	ñØØ
615	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	691	ñØØ
870	SABMiller Holdings, Inc., Guaranteed Notes, 3.75%, due 1/15/22	924	ñØØ
		4,539
Chemicals (0.3%)
895	Dow Chemical Co., Senior Unsecured Notes, 4.38%, due 11/15/42	854	ØØ

Commercial Services (0.5%)
1,085	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	1,374	ñØØ

Computers (0.5%)
580	Hewlett-Packard Co., Senior Unsecured Notes, 2.60%, due 9/15/17	568	ØØ
370	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	372	ØØ
475	NetApp, Inc., Senior Unsecured Notes, 2.00%, due 12/15/17	474
		1,414
Diversified Financial Services (3.1%)
285	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	291
715	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 9/20/22	733
670	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	673
1,250	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	1,287	ØØ
1,280	General Electric Capital Corp., Senior Unsecured Notes, 3.15%, due 9/7/22	1,269	ØØ
1,075	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 3.10%, due 1/9/23	1,062	ØØ
775	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	778	ñØØ
350	John Deere Capital Corp., Senior Notes, 1.70%, due 1/15/20	342
1,440	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.25%, due 10/5/17	1,433	ØØ
705	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 2.63%, due 1/10/23	697	ØØ
		8,565
Electric (2.1%)
830	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.05%, due 9/15/42	800
670	Duke Energy Corp., Senior Unsecured Notes, 1.63%, due 8/15/17	670
1,660	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,723	ØØ
485	Georgia Power Co., Senior Unsecured Notes, 4.30%, due 3/15/42	499
645	Pacific Gas & Electric Co., Senior Unsecured Notes, 4.45%, due 4/15/42	676	ØØ
880	PPL Capital Funding, Inc., Guaranteed Notes, 3.50%, due 12/1/22	885
460	Progress Energy, Inc., Senior Unsecured Notes, 3.15%, due 4/1/22	460
		5,713
Electronics (0.2%)
460	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.85%, due 1/15/18	458

Food (0.5%)
485	ConAgra Foods, Inc., Senior Unsecured Notes, 1.90%, due 1/25/18	487
675	Kraft Foods Group, Inc., Senior Unsecured Notes, 5.00%, due 6/4/42	733	ØØ
		1,220
Healthcare-Services (0.4%)
355	Aetna, Inc., Senior Unsecured Notes, 4.13%, due 11/15/42	339	ØØ
660	WellPoint, Inc., Senior Unsecured Notes, 1.88%, due 1/15/18	664	ØØ
		1,003
Insurance (0.9%)
980	Berkshire Hathaway, Inc., Senior Unsecured Notes, 1.55%, due 2/9/18	981	Ø
1,380	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	1,447	µ
		2,428
Media (1.8%)
1,260	DIRECTV Holdings LLC, Guaranteed Notes, 2.40%, due 3/15/17	1,286	ØØ
575	DIRECTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	613	ØØ
565	NBCUniversal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	697	ØØ
480	NBCUniversal Media LLC, Senior Unsecured Notes, 4.45%, due 1/15/43	461
670	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	710	ØØ
555	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	656	ØØ
480	Walt Disney Co., Senior Unsecured Medium-Term Notes, 3.70%, due 12/1/42	459
		4,882
Mining (0.2%)
600	Rio Tinto Finance USA PLC, Guaranteed Notes, 2.88%, due 8/21/22	593

Office - Business Equipment (0.2%)
480	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	499

Oil & Gas (1.4%)
1,020	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	1,170	ØØ
300	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	310
860	Apache Corp., Senior Unsecured Notes, 4.25%, due 1/15/44	822
845	BP Capital Markets PLC, Guaranteed Notes, 1.38%, due 11/6/17	843
530	Suncor, Inc., Senior Unsecured Notes, 6.50%, due 6/15/38	686
		3,831
Pharmaceuticals (1.8%)
2,210	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	2,221	ñ
675	AbbVie, Inc., Guaranteed Notes, 4.40%, due 11/6/42	678	ñ
1,500	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	1,554
455	Zoetis, Inc., Senior Unsecured Notes, 3.25%, due 2/1/23	452	ñ
		4,905
Real Estate Investment Trust (0.3%)
490	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	492
435	Ventas Realty LP/Ventas Capital Corp., Guaranteed Notes, 2.00%, due 2/15/18	434
		926
Retail (0.3%)
800	Walgreen Co., Senior Unsecured Notes, 3.10%, due 9/15/22	796

Semiconductors (0.7%)
1,810	Intel Corp., Senior Unsecured Notes, 1.35%, due 12/15/17	1,804	ØØ

Telecommunications (2.5%)
420	America Movil SAB de CV, Senior Unsecured Notes, 3.13%, due 7/16/22	417	ØØ
1,035	AT&T, Inc., Senior Unsecured Notes, 0.80%, due 12/1/15	1,035	ØØ
390	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	387	ØØ
525	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	660
1,795	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	2,083	ØØ
575	SK Telecom Co. Ltd., Senior Unsecured Notes, 2.13%, due 5/1/18	577	ñØØ
1,015	Telefonaktiebolaget LM Ericsson, Senior Unsecured Notes, 4.13%, due 5/15/22	1,034	ØØ
835	Verizon Communications, Inc., Senior Unsecured Notes, 3.85%, due 11/1/42	764	ØØ
		6,957
Transportation (0.1%)
410	CSX Corp., Senior Unsecured Notes, 4.10%, due 3/15/44	386
	Total Corporate Debt Securities (Cost $69,454)	70,916

Asset-Backed Securities (0.4%)
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.35%, due 8/25/36	183	µ
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.66%, due 12/25/33	15	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.57%, due 1/25/36	91	µ
90	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.47%, due 1/25/36	82	µ
57	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.40%, due 4/25/36	48	µ
16	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.46%, due 8/25/35	16	µ
297	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.37%, due 3/25/36	208	µ
35	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.33%, due 9/25/33	35	µ
45	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.42%, due 4/25/33	45	µ
54	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.36%, due 1/20/36	53	µ
63	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.38%, due 3/20/36	63	µ
145	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.30%, due 7/25/36	61	µ
12	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.25%, due 1/25/35	0	µ
197	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.30%, due 7/25/36	126	µ
10	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.88%, due 3/25/33	8	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.74%, due 3/25/35	8	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.88%, due 1/25/34	4	µ
	Total Asset-Backed Securities (Cost $1,490)	1,046
NUMBER OF SHARES
Short-Term Investments (4.8%)
13,195,892	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $13,196)	13,196

	Total Investments (118.5%) (Cost $318,608)	324,271	##

	Liabilities, less cash, receivables and other assets [(18.5%)]	(50,677)	¢¢

	Total Net Assets (100.0%)	$273,594

See Notes to Schedule of Investments

 JANUARY 31, 2013

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (90.6%)

Aerospace & Defense (0.7%)
2,390	Sequa Corporation, Term Loan B, 5.25%, due 6/19/17	2,425	¢^^

Air Transport (0.3%)
1,079	Delta Air Lines, Term Loan, 5.50%, due 4/20/17	1,089

All Telecom (4.0%)
1,404	Crown Castle Operating Corp., Term Loan B, 4.00%, due 1/31/19	1,414
2,491	Intelsat Jackson HLDG, Term Loan B-1, 4.50%, due 4/2/18	2,522
2,973	Level 3 Financing Inc., Term Loan B-II, 4.75%, due 8/1/19	3,006
1,600	Level 3 Financing Inc., Term Loan B, 5.25%, due 8/1/19	1,622
1,618	Syniverse Technologies, Term Loan, 5.00%, due 4/23/19	1,637
1,399	Windstream Corp., Term Loan B-3, 4.00%, due 8/8/19	1,410
3,006	Windstream Corp., Term Loan B4, 3.50%, due 1/15/20	3,026
		14,637
Automotive (2.9%)
2,813	Allison Transmission, Term Loan B-3, 4.25%, due 8/23/19	2,849
2,464	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	2,512
1,004	Federal Mogul, Term Loan B, 2.15%, due 12/29/14	951
512	Federal Mogul, Term Loan C, 2.14%, due 12/28/15	485
1,257	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	1,271
2,243	Navistar International, Term Loan B, 7.00%, due 8/17/17	2,274
		10,342
Building & Development (2.5%)
3,116	Capital Automotive LP, Term Loan B, 5.25%, due 3/11/17	3,133
2,525	Custom Building Products, Term Loan, 6.00%, due 12/14/19	2,550	Ñ
144	Realogy Corporation, Letter of Credit, 4.56%, due 10/10/16	145	¢^^
3,051	Realogy Corporation, Term Loan, 4.46%, due 10/10/16	3,071	¢^^
		8,899
Business Equipment & Services (7.6%)
2,378	Acosta Inc., Term Loan D, 5.00%, due 3/2/18	2,407	¢^^
1,500	Advantage Sales & Marketing, Second Lien Term Loan, 9.25%, due 6/18/18	1,507
573	Brand Services, Inc., First Lien Term Loan B-2, due 10/23/16	573	¢^^
137	Brand Services, Inc., Term Loan B-2, due 10/23/16	138	¢^^
1,887	Brickman Group Holdings Inc., Term Loan B-1, 5.50%, due 10/14/16	1,906
763	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	768
967	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	973
2,626	Ceridian Corp., Term Loan, 5.96%, due 5/9/17	2,652
1,778	KAR Auction Services, Term Loan, 5.00%, due 5/19/17	1,802
1,570	Kronos, First Lien Term Loan, 5.50%, due 10/30/19	1,584	¢^^
1,575	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,598
1,845	McJunkin Red Man Corporation, Term Loan, 6.25%, due 11/8/19	1,868	Ñ
2,235	Monitronics, Term Loan, 5.50%, due 3/23/18	2,254
1,488	Protection One, Term Loan B-1, 5.75%, due 3/16/19	1,506	¢^^
1,660	Quintiles Transnational, Term Loan B-2, 4.50%, due 6/8/18	1,680
920	SunGard Data Systems, Term Loan D, 4.50%, due 1/2/20	930
1,645	SymphonyIRI Group, Inc., Term Loan, 5.00%, due 12/1/17	1,648
1,816	West Corp., Term Loan B-6, 5.75%, due 6/30/18	1,837
		27,631
Cable & Satellite Television (2.1%)
1,406	Cequel Communications, LLC, Term Loan, 4.00%, due 2/14/19	1,417
1,512	Charter Communications Operating LLC, Term Loan D, 4.00%, due 5/15/19	1,532
2,245	UPC Distribution, Term Loan AF, 4.00%, due 1/31/21	2,259
2,393	Wave Division Holdings, Inc., Term Loan, 5.50%, due 10/12/19	2,412	¢^^
		7,620
Chemicals & Plastics (3.2%)
2,110	Dupont Performance Coatings, Term Loan B, due 1/15/20	2,140	¢^^
1,589	Ineos Holdings, Term Loan, 6.50%, due 5/4/18	1,623	¢^^
1,521	OM Group Inc., Term Loan B, 5.75%, due 8/2/17	1,528
3,506	PQ Corporation, Term Loan, 5.25%, due 5/8/17	3,542
1,605	Taminco Global Chemical, Term Loan B-1, 5.25%, due 2/15/19	1,616	¢^^
1,275	Univar Inc., Term Loan B, 5.00%, due 6/30/17	1,283
		11,732
Clothing - Textiles (1.0%)
2,375	PVH, Term Loan B, due 12/20/19	2,393	¢^^
1,257	Wolverine Worldwide, Term Loan B, 3.00%, due 7/31/19	1,268
		3,661
Conglomerates (2.9%)
555	Alliance Laundry Systems LLC, First Lien Term Loan, 5.50%, due 12/10/18	561
5,280	Apex Tool Group, Term Loan B, due 2/1/20	5,327	¢^^
2,215	Spectrum Brands, Inc., Term Loan, 4.50%, due 12/17/19	2,244
2,235	Wilsonart, LLC, Term Loan, 5.50%, due 10/31/19	2,262
		10,394
Containers & Glass Products (1.4%)
1,716	Exopack, Term Loan B, 6.50%, due 5/31/17	1,711
1,409	Reynolds Group, Term Loan, 4.75%, due 9/28/18	1,429
2,019	Sealed Air Corporation, Term Loan B-1, 4.00%, due 10/3/18	2,048
		5,188
Cosmetics - Toiletries (0.6%)
410	Prestige Brands, Term Loan B, 5.25%, due 1/31/19	412
1,593	Yankee Candle Company, Term Loan, 5.25%, due 4/2/19	1,608
		2,020
Drugs (1.0%)
2,287	Par Pharmaceutical Companies, Inc., Term Loan B, 5.00%, due 9/30/19	2,310
477	Warner Chilcott Company, Inc., Term Loan B-1, 4.25%, due 3/15/18	483
181	Warner Chilcott Company, Inc., Term Loan B-1, 4.25%, due 3/15/18	184
148	Warner Chilcott Company, Inc., Term Loan B-2, 4.25%, due 3/15/18	149
328	Warner Chilcott Company, Inc., Term Loan B-3, 4.25%, due 3/15/18	332
		3,458
Ecological Services & Equipment (1.0%)
2,384	ADS Waste Holdings, Inc., Term Loan, 5.25%, due 10/9/19	2,404	¢^^
1,185	Progressive Waste Solutions, Ltd., Term Loan B, 3.50%, due 10/24/19	1,198
		3,602
Electronics - Electrical (6.4%)
1,456	BOC Edwards, First Lien Term Loan, 5.50%, due 5/31/16	1,459
1,005	CommScope, Term Loan 1, 4.25%, due 1/14/18	1,012
1,353	Epicor Software Corp., Term Loan B, 5.00%, due 5/16/18	1,361
2,170	Freescale Semiconductor, Term Loan B-2, 6.00%, due 2/28/19	2,175
1,950	Genesys, Term Loan, 6.75%, due 1/31/19	1,965
2,945	Go Daddy, Term Loan B-1, 5.50%, due 12/17/18	2,948
2,756	NXP Funding, Term Loan A-2, 5.50%, due 3/3/17	2,812
2,811	NXP Funding, Term Loan B, 5.25%, due 3/19/19	2,851	¢^^
750	NXP Funding, Term Loan C, 4.75%, due 1/11/20	759
2,060	Riverbed Technology, Term Loan B, 4.00%, due 12/18/19	2,079
1,485	SkillSoft, Term Loan, 5.00%, due 5/26/17	1,502
2,197	Sophia LP, Term Loan, 6.25%, due 7/19/18	2,205	¢^^
		23,128
Equipment Leasing (1.3%)
1,187	AWAS Fin Lux 2012 SA, Term Loan, 5.25%, due 6/10/16	1,208	Ñ
1,610	AWAS Fin Lux 2012 SA, Term Loan, 4.75%, due 7/16/18	1,620
1,941	International Lease Finance Co., Term Loan, 5.00%, due 6/30/17	1,953
		4,781
Financial Intermediaries (10.2%)
2,224	American Capital, Senior Secured Term Loan, 5.50%, due 8/22/16	2,269	Ñ
3,412	CITCO, Term Loan, 5.50%, due 6/29/18	3,441
1,634	First Data Corporation, Term Loan, 5.20%, due 3/24/17	1,632
770	First Data Corporation, Term Loan, 4.20%, due 3/23/18	762
656	First Data Corporation, Term Loan B, 5.20%, due 9/24/18	656
1,155	First Data Corporation, Term Loan B, due 9/24/18	1,154	¢^^
2,162	Harbourvest Partners L.P., Term Loan, 4.75%, due 11/21/17	2,172	Ñ
1,294	Mondrian Investment, Term Loan, 5.50%, due 7/12/18	1,301
1,083	Nuveen Inv., First Lien Term Loan, 5.81%, due 5/13/17	1,094
1,720	Nuveen Inv., First Lien Term Loan, 7.25%, due 5/13/17	1,727
1,244	Ocwen Financial, Term Loan, 7.00%, due 9/1/16	1,262
5,295	Ocwen Financial, Term Loan B, due 2/15/18	5,361	¢^^
2,022	Residential Capital, Term Loan A-1, 6.00%, due 11/18/13	2,024
605	Residential Capital, Term Loan A-2, 7.75%, due 11/18/13	608
1,523	Springleaf, Term Loan, 5.50%, due 5/10/17	1,526
2,860	TCW Group, Term Loan B, due 12/20/19	2,889	Ñ¢^^
5,095	Walter Investment Mgmt., First Lien Term Loan B, due 11/28/17	5,171	¢^^
1,857	Walter Investment Mgmt., Term Loan B, 4.50%, due 11/28/17	1,884
		36,933
Food & Drug Retailers (0.5%)
1,906	Rite Aid Corp., Term Loan 5, 4.50%, due 3/3/18	1,905

Food Products (1.5%)
2,196	Del Monte Corp., Term Loan, 4.50%, due 3/8/18	2,200
1,991	Pinnacle Foods Finance LLC, Term Loan F, 4.75%, due 10/17/18	2,021	¢^^
1,206	Pinnacle Foods Finance LLC, Term Loan E, 4.75%, due 10/17/18	1,224	Ñ
		5,445
Food Service (1.2%)
1,772	OSI Restaurant Partners, Term Loan, 4.75%, due 10/28/19	1,793
490	US Foodservice Inc., Term Loan, 5.75%, due 3/31/17	495
1,924	US Foodservice Inc., Term Loan, 5.75%, due 3/31/17	1,945
		4,233
Health Care (8.8%)
857	Aurora Diagnostics, Term Loan B, 6.25%, due 5/26/16	818
3,275	Bausch & Lomb, Term Loan, 5.25%, due 5/17/19	3,307
549	Biomet, Inc., Term Loan B, 3.95%, due 7/25/17	554
1,915	CareStream Health Inc., Term Loan, 5.00%, due 2/25/17	1,920
2,062	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	2,083
2,531	EMS, Term Loan, 5.25%, due 5/25/18	2,536
1,240	Grifols, Term Loan B, 4.25%, due 6/1/17	1,247
1,484	Health Management Associates Inc., Term Loan B, 4.50%, due 11/16/18	1,496
1,247	Hologic, Term Loan B, 4.50%, due 8/1/19	1,261
1,371	IASIS Healthcare Corporation, Term Loan B, 5.00%, due 5/3/18	1,382
2,224	Immucor, Term Loan B-1, 5.75%, due 8/19/18	2,256	¢^^
1,485	IMS Health Incorporated, Term Loan B, 4.50%, due 8/26/17	1,486
2,214	Pharmaceutical Product Development, Inc., Term Loan, 6.25%, due 12/5/18	2,230
2,075	Sheridan Healthcare, First Lien Term Loan, 6.00%, due 6/29/18	2,104
2,472	United Surgical Partners International, Inc., Term Loan B, 6.00%, due 4/3/19	2,492
2,760	Valeant Pharmaceuticals , Term Loan B, 4.25%, due 2/13/19	2,794
2,000	VWR International, Inc., Term Loan B, due 4/3/17	2,012	Ñ¢^^
		31,978
Home Furnishings (0.6%)
2,193	AOT Bedding Super Holdings, LLC, Term Loan, 5.00%, due 10/1/19	2,219

Industrial Equipment (3.6%)
2,000	Ameriforge Group, Term Loan B, due 1/15/20	2,022	¢^^
520	Colfax, Term Loan B, 4.50%, due 1/11/19	521
1,847	Generac Power Systems Inc., Term Loan, 6.25%, due 5/30/18	1,884
2,513	Husky Injection Molding, Term Loan B, 5.75%, due 7/2/18	2,548
1,937	Rexnord Corp., Term Loan B, 4.50%, due 4/1/18	1,954
2,395	Silver II/Hamilton Sundstrand Corporation, Term Loan, 5.00%, due 12/13/19	2,415	¢^^
1,577	Terex Corp., Term Loan , 4.50%, due 4/28/17	1,596	¢^^

		12,940
Insurance (0.2%)
565	Sedgwick Holdings Inc., Term Loan B, 5.00%, due 12/31/16	567

Leisure Goods - Activities - Movies (1.5%)
2,930	Bombardier Recreational Products Inc., Term Loan B, due 1/17/19	2,959	¢^^
2,466	EMI Publishing, Term Loan B, 5.50%, due 6/29/18	2,499
		5,458
Lodging & Casinos (4.5%)
1,848	Boyd Gaming Corporation, Term Loan, 6.00%, due 12/17/15	1,881
1,600	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,616
1,156	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	1,099
2,185	MGM Resorts, Term Loan B, 4.25%, due 12/20/19	2,215
1,648	Mohegan Tribal Gaming, Term Loan A, 5.50%, due 3/31/15	1,641
2,222	Peninsula Gaming, Term Loan B, 5.75%, due 11/20/17	2,254
738	Penn National Gaming, Term Loan B, 3.75%, due 7/16/18	741
1,855	Station Casinos, Term Loan B-2, 4.20%, due 6/17/16	1,822
3,020	Station Casinos, Term Loan B, 5.50%, due 9/28/19	3,073	Ñ
		16,342
Nonferrous Metals - Minerals (1.6%)
2,246	Arch Coal, Term Loan, 5.75%, due 5/16/18	2,303
1,241	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 3/15/17	1,239
2,344	FMG Resources, Term Loan, 5.25%, due 10/18/17	2,372
		5,914
Oil & Gas (2.8%)
2,618	Everest Acquisition LLC, Term Loan B-1, 5.00%, due 5/24/18	2,644
295	Everest Acquisition LLC, Term Loan B-2, 4.50%, due 4/30/19	298
2,035	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	2,062
3,670	Plains Exploration & Production Company, Term Loan, 4.00%, due 11/30/19	3,682
1,411	Samson Investment Company, Second Lien Term Loan, 6.00%, due 9/25/18	1,430
		10,116
Publishing (2.0%)
2,830	Getty Images, Term Loan, 4.75%, due 10/18/19	2,861
1,000	Interactive Data Corporation, Term Loan B, due 2/11/18	1,000	¢^^
3,485	Tribune Company, Term Loan B, 4.00%, due 12/31/19	3,511
		7,372
Radio & Television (3.4%)
3,065	Cumulus Media, First Lien Term Loan, 4.50%, due 9/17/18	3,102
1,215	Cumulus Media, Second Lien Term Loan, 7.50%, due 9/16/19	1,261
680	Formula One, Term Loan B2, 6.00%, due 4/30/19	688
1,395	FoxCo Acquisition, Term Loan, 5.50%, due 7/14/17	1,413
4,436	Nine Entertainment, Term Loan B, due 12/3/19	4,430	Ñ¢^^
1,337	Univision Communications Inc., First Lien Term Loan, 4.45%, due 3/31/17	1,339
		12,233
Retail (0.4%)
1,321	PETCO Animal Supply Inc., Term Loan, 4.50%, due 11/24/17	1,324

Retailers (except food & drug) (6.8%)
3,224	99¢ Only Stores, Term Loan B-1, 5.25%, due 1/11/19	3,260
2,972	Amscan Holdings, Inc., Term Loan, 5.75%, due 7/27/19	3,003
1,820	David’s Bridal, Term Loan, 5.00%, due 10/11/19	1,840
1,211	Leslie’s Poolmart, Term Loan B, 5.25%, due 10/16/19	1,225	††
754	Lord & Taylor, Term Loan B, 5.75%, due 1/11/19	759
7,015	Michaels Stores Inc., Term Loan B, due 2/1/20	7,068	¢^^
2,112	Neiman Marcus Group Inc., Term Loan, 4.75%, due 5/16/18	2,116
1,280	Pilot Travel Centers, Term Loan B, 4.25%, due 8/7/19	1,297
2,035	Toys R US Delaware Inc., Term Loan, 6.00%, due 9/1/16	2,021
1,980	Toys R US Delaware Inc., Term Loan B-2, 5.25%, due 5/25/18	1,940
		24,529
Steel (0.7%)
2,380	International Mill Services, Inc., Term Loan, 5.75%, due 3/20/19	2,408	¢^^

Surface Transport (0.4%)
1,490	Avis Budget Car Rental, Term Loan C, 4.25%, due 3/15/19	1,501

Utilities (1.0%)
987	Calpine Corp., Term Loan, 4.50%, due 4/1/18	998
953	Calpine Corp., Term Loan, 4.50%, due 10/9/19	964
1,784	Essential Power, Term Loan, 5.50%, due 8/8/19	1,801
		3,763

	Total Bank Loan Obligations (Cost $322,732)	327,787

Corporate Debt Securities (6.0%)

Airlines (0.2%)
510	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	535	ñØØ

Chemicals (1.9%)
1,680	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,655	ñ
1,535	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,512
1,215	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1,251
1,080	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	1,091
1,860	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	1,442	ØØ
		6,951
Consumer - Commercial Lease Financing (0.5%)
1,065	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	1,110	ñØØ
680	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	762	ñØØ
		1,872
Electronics (0.2%)
685	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	764	ñØØ

Health Facilities (0.7%)
1,475	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,552	ØØ
960	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,044	ØØ
		2,596
Media - Broadcast (0.3%)
995	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,045	ñØØ

Media - Cable (0.6%)
2,160	Unitymedia Hessen GmbH & Co. KG, Senior Secured Notes, 5.50%, due 1/15/23	2,203	ñ

Packaging (0.4%)
1,511	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,545

Software - Services (0.7%)
1,490	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,568	ñØØ
840	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	863	ñØØ
		2,431
Support - Services (0.5%)
1,595	313 Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	1,563	ñØØ
	Total Corporate Debt Securities (Cost $21,102)	21,505
NUMBER OF SHARES
Short-Term Investments (15.3%)
34	State Street Institutional Government Money Market Fund Institutional Class	0
55,358,006	State Street Institutional Liquid Reserves Fund Institutional Class	55,358	ØØ
	Total Short-Term Investments (Cost $55,358)	55,358

	Total Investments (111.9%) (Cost $399,192)	404,650	##

	Liabilities, less cash, receivables and other assets [(11.9%)]	(43,048)

	Total Net Assets (100.0%)	$361,602

See Notes to Schedule of Investments

 JANUARY 31, 2013

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (11.8%)

All Telecom (1.3%)
8,704	Intelsat Jackson HLDG, Term Loan B-1, 4.50%, due 4/2/18	8,811
9,289	Level 3 Financing Inc., Term Loan B, 5.25%, due 8/1/19	9,417
9,651	Level 3 Financing Inc., Term Loan B2, 4.75%, due 8/1/19	9,756
3,766	Syniverse Technologies, Term Loan, 5.00%, due 4/23/19	3,811
9,950	Windstream Corp., Term Loan B-3, 4.00%, due 8/8/19	10,026
41,821
Automotive (0.9%)
11,211	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	11,429
18,249	Navistar International, Term Loan B, 7.00%, due 8/17/17	18,500
29,929
Building & Development (0.7%)
21,630	Realogy Corporation, Term Loan, 4.46%, due 10/10/16	21,771

Business Equipment & Services (0.5%)
8,805	Ceridian Corp., Term Loan, 5.96%, due 5/9/17	8,891
9,156	Monitronics, Term Loan, 5.50%, due 3/23/18	9,236

18,127
Cable & Satellite Television (0.8%)
9,950	Cequel Communications, LLC, Term Loan, 4.00%, due 2/14/19	10,028
7,898	Charter Communications Operating LLC, Term Loan D, 4.00%, due 5/15/19	8,007
10,000	Wave Division Holdings, Inc., Term Loan, 5.50%, due 10/12/19	10,078

28,113
Chemicals & Plastics (0.2%)
5,575	Dupont Performance Coatings, Term Loan, 3.50%, due 1/15/20	5,654	¢^^

Ecological Services & Equipment (0.2%)
8,050	ADS Waste Holdings, Inc., Term Loan, 5.25%, due 10/9/19	8,115

Electronics - Electrical (0.2%)
4,943	Sophia LP, Term Loan, 6.25%, due 7/19/18	4,960

Financial Intermediaries (0.7%)
12,033	First Data Corporation, Term Loan, 5.20%, due 3/24/17	12,016
12,547	Springleaf, Term Loan, 5.50%, due 5/10/17	12,575
24,591
Health Care (1.4%)
11,840	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	11,958
8,022	EMS, Term Loan, 5.25%, due 5/25/18	8,038
6,095	Hologic, Term Loan B, 4.50%, due 8/1/19	6,166
13,126	United Surgical Partners International, Inc., Term Loan B, 6.00%, due 4/3/19	13,233
6,060	Valeant Pharmaceuticals, Term Loan B, 4.25%, due 2/13/19	6,145
45,540
Industrial Equipment (0.2%)
4,597	Generac Power Systems Inc., Term Loan, 6.25%, due 5/30/18	4,691
2,915	Silver II/Hamilton Sundstrand Corporation, Term Loan, 5.00%, due 12/13/19	2,940
7,631
Lodging & Casinos (1.8%)
6,820	Caesars Entertainment Operating Co., Term Loan B5, 4.46%, due 1/28/18	6,194
25,157	Graton Resort & Casino, Term Loan B, 9.00%, due 8/3/18	26,037
14,325	MGM Resorts, Term Loan B, 4.25%, due 12/20/19	14,522
11,789	Station Casinos, Term Loan B-2, 4.20%, due 6/17/16	11,583
58,336
Nonferrous Metals - Minerals (0.9%)
5,950	Arch Coal, Term Loan, 5.75%, due 5/16/18	6,102
24,414	FMG Resources, Term Loan, 5.25%, due 10/18/17	24,711
30,813
Oil & Gas (0.8%)
27,013	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	27,663	¢^^

Radio & Television (0.2%)
5,009	Univision Communications Inc., First Lien Term Loan, 4.45%, due 3/31/17	5,016

Retailers (except food & drug) (0.6%)
13,359	Amscan Holdings, Inc., Term Loan, 5.75%, due 7/27/19	13,500
7,122	Toys R US Delaware, Inc., Term Loan B2, 5.25%, due 5/25/18	6,979
20,479
Utilities (0.4%)
11,969	Calpine Corp., Term Loan, 4.50%, due 4/1/18	12,094
	Total Bank Loan Obligations (Cost $381,343)	390,653

Corporate Debt Securities (84.6%)

Aerospace & Defense (0.2%)
5,625	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	5,794	ñ

Airlines (0.6%)
7,865	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	8,258	ñØØ
8,926	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	8,926	ñØØ
3,141	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	3,636
20,820
Auto Loans (0.5%)
16,705	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	17,458	ñ
Automakers (0.3%)
2,670	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	3,571
3,734	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	5,377

8,948
Banking (2.0%)
10,275	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	11,046	ØØ
13,230	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	14,720	ØØ
14,125	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	17,321
5,515	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	6,632
12,210	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	15,430
65,149
Beverages (0.1%)
2,240	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	2,565

Building & Construction (0.7%)
7,610	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	7,572
12,590	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	13,188
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,647
24,407
Building Materials (1.3%)
2,460	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	2,521
4,910	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	5,501
17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	20,498	ØØ
12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,864	ñ
42,384
Chemicals (3.9%)
5,025	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	5,678
10,900	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	12,481
13,325	LyondellBasell Industries NV, Senior Unsecured Notes, 5.00%, due 4/15/19	14,691
4,425	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	5,199	ØØ
20,190	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	20,796
13,245	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	13,377
44,334	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	34,359	ØØ
18,405	PQ Corp., Secured Notes, 8.75%, due 5/1/18	19,463	ñ
4,525	US Coatings Acquisition, Inc./Flash Dutch 2 BV, Guaranteed Notes, 7.38%, due 5/1/21	4,661	ñØ
130,705
Computer Hardware (0.3%)
8,110	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	8,901

Consumer - Commercial Lease Financing (4.4%)
1,165	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,206
15,610	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	17,483	ñ
45,115	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	48,273	ñ
14,245	Int'l Lease Finance Corp., Senior Secured Notes, 6.50%, due 9/1/14	15,206	ñ
17,770	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	20,191
3,730	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	4,392
6,625	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	7,975
1,315	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	1,421
3,845	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	4,249
20,295	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	25,775
146,171
Consumer - Products (0.1%)
3,000	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	3,105	ñc

Department Stores (1.4%)
47,586	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	45,088

Electric - Generation (1.8%)
5,805	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	6,153	ñ
16,100	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	17,831
9,815	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	11,091
22,895	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	25,642
60,717
Electric - Integrated (0.8%)
6,650	CMS Energy Corp., Senior Unsecured Notes, 4.25%, due 9/30/15	7,077
13,535	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	15,159	ñ
3,545	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	3,776
26,012
Electronics (2.6%)
7,735	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	7,774
16,960	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	17,172
29,635	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	30,079	c
9,610	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	10,715	ñ
13,275	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	14,602	ñ
6,190	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	6,376
86,718
Energy - Exploration & Production (9.4%)
12,080	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	13,318
8,550	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	9,384
8,983	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	9,612
9,450	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	10,112
2,760	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	2,939
39,941	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	44,734
2,285	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	2,456
3,560	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	3,596	ñc
25,565	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	24,223
12,715	Forest Oil Corp., Guaranteed Notes, 7.50%, due 9/15/20	13,541	ñ
18,285	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	18,239	ñ
10,375	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	11,438
15,241	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	16,308
17,615	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	19,377
4,760	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	5,117
4,500	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	4,736
3,230	Plains Exploration & Production Co., Guaranteed Notes, 6.13%, due 6/15/19	3,561
8,580	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	9,781
8,520	Plains Exploration & Production Co., Guaranteed Notes, 6.50%, due 11/15/20	9,425
8,060	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	8,916
15,245	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	17,170
3,410	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, due 2/15/23	3,900
2,210	Range Resources Corp., Guaranteed Notes, 8.00%, due 5/15/19	2,453
4,495	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	4,810
2,910	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	3,056
13,700	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	14,385	ñ
7,825	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	8,295
6,705	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	7,124
5,190	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	5,424
4,685	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	5,036
312,466
Environmental & Facilities Services (0.1%)
1,660	ADS Waste Holdings, Inc., Senior Unsecured Notes, 8.25%, due 10/1/20	1,776	ñ

Food & Drug Retailers (0.8%)
3,935	Rite Aid Corp., Secured Notes, 7.50%, due 3/1/17	4,024
1,770	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	1,847
3,985	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	4,583
3,295	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	3,666
11,124	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	12,681
26,801

Food - Wholesale (0.1%)
1,965	US Foods, Inc., Senior Unsecured Notes, 8.50%, due 6/30/19	2,044	ñ

Gaming (4.5%)
12,920	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Guaranteed Notes, 8.38%, due 2/15/18	13,469	ñ
3,580	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	3,580
2,470	Caesars Entertainment Operating Co., Inc., Senior Secured Notes, 9.00%, due 2/15/20	2,513	ñ
4,035	Caesars Operating Escrow LLC/Caesars Escrow Crop., Senior Secured Notes, 9.00%, due 2/15/20	4,106	ñ
12,830	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	13,840
9,865	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	10,777	ñ
3,410	MGM Mirage, Inc., Guaranteed Notes, 7.63%, due 1/15/17	3,738
3,740	MGM Resorts Int'l, Guaranteed Notes, 6.75%, due 10/1/20	3,927	ñ
14,990	MGM Resorts Int'l, Guaranteed Notes, 6.63%, due 12/15/21	15,440
35,585	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	38,788
3,325	Mohegan Tribal Gaming Authority, Secured Notes, 10.50%, due 12/15/16	3,317	ñ
21,310	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	18,433	ñ
4,775	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	5,109
7,345	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	7,951	ñ
3,057	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	3,447
148,435
Gas Distribution (4.8%)
3,875	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	4,098
14,905	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	15,837
6,890	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	6,856
10,695	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	11,604
14,299	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	15,657
4,700	El Paso Corp., Guaranteed Notes, 7.25%, due 6/1/18	5,459
6,535	El Paso Corp., Guaranteed Global Medium-Term Notes, 7.80%, due 8/1/31	7,625
5,970	El Paso Corp., Guaranteed Global Medium-Term Notes, 7.75%, due 1/15/32	7,019
10,400	El Paso LLC, Guaranteed Notes, 7.00%, due 6/15/17	11,922
16,665	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	19,206
11,870	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	12,820
4,055	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	4,447
5,775	Kinder Morgan Finance Co., Senior Secured Notes, 6.00%, due 1/15/18	6,367	ñ
6,160	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	6,499
10,155	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	10,993
6,201	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	6,697
5,982	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	6,520
159,626
Health Facilities (5.3%)
19,490	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	20,513
775	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	851
1,590	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,662
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	2,084
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,343
7,245	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	7,607
5,050	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	5,315
14,525	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	16,159
3,010	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	3,337
17,415	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	17,524
8,640	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	9,493
4,275	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	4,692
13,195	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	14,416
8,070	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	8,554
4,835	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	5,306
20,890	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	23,606
6,585	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	6,881
4,755	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	4,785	ñ
6,915	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	6,803	ñØ
12,420	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	13,941
174,872
Health Services (0.2%)
5,675	CDRT Holding Corp., Senior Notes, 9.25%, due 10/1/17	5,859	ñc

Hotels (0.3%)
8,640	Host Hotels & Resorts L.P., Unsubordinated Notes, Ser. W, 5.88%, due 6/15/19	9,385

Investments & Misc. Financial Services (1.5%)
22,510	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	23,382
25,080	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	26,867
50,249
Leisure (0.2%)
7,095	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	7,946

Machinery (1.5%)
14,385	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	17,010
8,960	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	9,206	ñ
5,355	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,690
6,095	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,385
5,280	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	5,861
5,585	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	6,283
50,435
Media - Broadcast (2.4%)
4,560	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	5,210
10,215	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	9,806
8,740	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	6,773
19,265	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	19,217
3,950	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	4,473	ñ
13,671	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	14,355	ñ
9,871	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	10,513	ñ
8,700	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	9,657	ñ
80,004
Media - Cable (4.4%)
9,405	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	10,204
25	CCO Holdings LLC, Guaranteed Notes, 7.88%, due 4/30/18	27
9,015	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,747
2,965	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,328
6,130	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	6,038
13,145	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	13,769	ñ
3,890	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	4,532
13,705	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	15,418
3,615	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	4,040
4,510	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	4,713
28,224	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	31,611
19,425	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	20,639
8,590	DISH DBS Corp., Senior Unsecured Notes, 5.00%, due 3/15/23	8,483	ñ
9,475	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	10,174
3,745	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	4,176
146,899
Media - Services (0.7%)
3,595	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	3,757
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,378	ñ
11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	11,944	ñ
2,735	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	2,906	ñ
22,985
Medical Products (0.8%)
7,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	8,146	ñ
2,635	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	2,879	ñ
9,315	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	10,479	ñ
5,085	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	5,466	ñ
26,970
Metals - Mining Excluding Steel (2.1%)
5,735	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	5,950	ñ
4,350	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	3,894
19,680	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	20,221	ñ
10,085	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	10,816	ñ
18,920	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.88%, due 4/1/22	19,582	ñ
8,500	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	8,904
69,367
Packaging (4.3%)
4,656	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	5,203
45,040	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	52,810
5,520	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	5,841
6,148	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,070
27,600	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	30,153
18,070	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	19,877	ØØ
13,180	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	13,477
7,560	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	8,108
142,539
Pharmaceuticals (1.8%)
6,370	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,943
4,445	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	4,712	ñc
7,860	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	8,921	ñ
2,520	Sky Growth Acquisition Corp., Guaranteed Notes, 7.38%, due 10/15/20	2,570	ñ
9,390	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	9,977	ñ
3,810	Valeant Pharmaceuticals Int'l, Senior Notes, 6.38%, due 10/15/20	3,934	ñ
21,350	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	22,151	ñ
59,208
Printing & Publishing (3.4%)
8,420	Cengage Learning Acquisitions, Inc., Senior Secured Notes, 11.50%, due 4/15/20	6,694	ñ
3,590	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	3,940
20,180	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	21,996
5,905	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	6,495
18,130	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	17,858
35,940	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	36,479	ØØ
21,070	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	20,491
113,953
Real Estate Dev. & Mgt. (0.3%)
9,520	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	10,805	ñ

Software - Services (3.0%)
4,942	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	5,337
5,290	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	5,984
25,630	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	25,502
7,420	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	7,810	ñØØ
7,155	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	7,352	ñ
4,680	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	4,692	ñØ
15,310	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	16,765	ñ
3,845	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	4,085
14,965	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	15,451	ñ
3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	4,147	ØØ
4,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	4,350
101,475
Specialty Retail (1.6%)
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,854
5,295	Party City Holdings, Inc., Senior Unsecured Notes, 8.88%, due 8/1/20	5,719	ñ
21,500	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	23,112
18,550	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	19,524
52,209
Steel Producers - Products (1.3%)
7,515	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,024
27,094	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	28,413
2,700	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	2,838
5,050	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	5,099
44,374
Support - Services (1.2%)
5,885	HDTFS, Inc., Guaranteed Notes, 5.88%, due 10/15/20	6,253	ñ
6,570	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	7,358
10,795	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	10,889
7,010	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	6,660	ñ
750	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	761	ñ
8,260	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	9,396
41,317
Telecom - Integrated Services (5.5%)
3,442	CenturyLink, Inc., Senior Unsecured Notes, Ser. N, 6.00%, due 4/1/17	3,814
8,085	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	8,828
8,605	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	9,004
15,560	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	16,883
2,760	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	3,257
8,070	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	8,514	ñ
15,955	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	16,912	c
2,340	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	2,597
2,830	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	3,078	ñ
11,760	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	12,818
12,825	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	14,364
1,390	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	1,604
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,755
5,705	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	6,619
8,630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	8,652
1,585	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,629
34,250	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	39,131
3,000	Windstream Corp., Guaranteed Notes, 8.13%, due 9/1/18	3,292
12,290	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	13,304
6,045	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	6,060	ñ
184,115
Telecom - Wireless (2.1%)
8,255	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	8,750
4,495	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,720	ñ
17,885	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	18,064
15,840	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	18,691
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,997	ñ
7,024	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	8,148	ñ
1,160	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	1,218	ñ
68,588

	Total Corporate Debt Securities (Cost $2,647,711)	2,809,644
NUMBER OF SHARES
Short-Term Investments (0.8%)
25,825,090	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $25,825)	25,825

	Total Investments (97.2%) (Cost $3,054,879)	3,226,122	##

	Cash, receivables and other assets, less liabilities (2.8%)	94,338

	Total Net Assets (100.0%)	$3,320,460

See Notes to Schedule of Investments

JANUARY 31, 2013

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z
Municipal Debt Securities (101.7%)

Arizona (1.2%)
705	Arizona St. Cert. of Participation Ref. (Dept. Administration), Ser. 2013-B, 5.00%, due 10/1/21	851	Ø
1,000	Phoenix Civic Imp. Corp. Wastewater Sys. Jr. Lien Ref. Rev., Ser. 2011, 2.00%, due 7/1/18	1,031
1,882
Arkansas (2.0%)
1,605	Arkansas St. Dev. Fin. Au. St. Park Fac. Ref. Rev. (Mt. Magazine Proj.), Ser. 2012, (AGM Insured), 3.00%, due 1/1/22	1,664
1,470	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,558
3,222
California (8.5%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	791
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,065
200	California St. Poll. Ctrl. Fin. Au. Env. Imp. Rev. (Air Prods. & Chemicals, Inc.), Ser. 1997-B, 0.10%, due 3/1/42	200	µß
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	841
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,593
140	JPMorgan Chase Putters/Drivers Trust Var. Sts. Rev., Ser. 2012-4059, (LOC: JPMorgan Chase Bank N.A.), 0.12%, due 5/1/13	140	ñµ
1,190	Mesa Cons. Wtr. Dist. Cert. of Participation, Ser. 2010, 5.00%, due 3/15/22	1,427
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	222	Ø
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	330	Ø
705	Oakland G.O. Ref., Ser. 2012, 5.00%, due 1/15/20	848
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,072
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	1,006
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,848
740	San Marcos Unified Sch. Dist. G.O. (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	432
645	San Marcos Unified Sch. Dist. G.O. (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	358
1,000	Turlock Irrigation Dist. Ref. Rev. (First Priority), Ser. 2011, 5.00%, due 1/1/19	1,176
13,349
Colorado (2.7%)
200	Colorado St. Ed. & Cultural Facs. Au. Rev. (Nat'l Jewish Federation), Ser. 2007-D3, (LOC: JPMorgan Chase Bank N.A.), 0.12%, due 12/1/37	200	µß
1,000	Commerce City No. Infrastructure Gen. Imp. Dist. G.O. Ref., Ser. 2013, (AGM Insured), 5.00%, due 12/1/24	1,197	Ø
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	783
475	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/18	535
450	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/19	509
475	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 3.00%, due 7/1/20	504
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	551
4,279
Delaware (0.1%)
195	Univ. of Delaware Rev., Ser. 2004-B, (LOC: Bank of America), 0.15%, due 11/1/34	195	µ

District of Columbia (1.2%)
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,188	ß
505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	505	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	192	ß
1,885
Florida (11.5%)
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,149
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,569
500	Eclipse Funding Trust Var. Sts. Rev. (Solar Eclipse Miami-Dade Co.), Ser. 2007-0045, (LOC: U.S. Bank), 0.12%, due 4/1/37	500	µ
1,495	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,662	ØØ
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/01/2017	1,450	µ
1,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,185	Ø
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,161
1,000	Orange Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/19	1,179
1,000	Palm Beach Co. G.O. Ref. (Rec. & Cultural Facs.), Ser. 2010, 5.00%, due 7/1/20	1,229
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	725
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,407	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,752	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,144
18,112
Georgia (2.8%)
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,945	ß
1,000	Georgia St. G.O. Ref., Ser. 2013-C, 4.00%, due 10/1/22	1,204
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,328
4,477
Illinois (6.4%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,227
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,160
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,422
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/2020	1,793
200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	222
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30	1,135
750	Dekalb Kane Lasalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	451
1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,610
10,020
Indiana (3.9%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,100
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	541	ß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,950
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,117
1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,507
6,215
Iowa (0.9%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,368	ß

Kansas (1.4%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	752	ß
1,500	Univ. of Kansas Hosp. Au. Hlth. Fac. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: U.S. Bank), 0.13%, due 9/1/34	1,500	µ
2,252
Louisiana (1.9%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,424
100	Louisiana St. Pub. Facs. Au. Rev. (Air Prods. & Chemicals, Inc. Proj.), Ser. 2008-C, 0.10%, due 12/1/43	100	µß
795	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	857
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	599
2,980
Maryland (1.6%)
1,250	Maryland St. G.O., Ser. 2011-B, 4.00%, due 3/15/25	1,413
1,000	Maryland St. G.O. (St. & Local Facs. Loan), Ser. 2012-B, 3.00%, due 3/15/23	1,072
2,485
Massachusetts (3.9%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,652
950	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,269
600	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	651
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	552	ß
1,000	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	1,020	µß
6,144
Michigan (1.6%)
350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	379
2,075	Michigan St. Hosp. Fin. Au. Rev. (Ascension Healthcare Group), Ser. 1999-B4, 0.90%, due 11/15/33 Putable 3/16/2015	2,089	µßØØ
2,468
Minnesota (0.6%)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	917

Mississippi (0.8%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,221

Missouri (1.0%)
750	Missouri St. Dev. Fin. Board Infrastructure Facs. Rev. (St. Joseph Swr. Sys. Imp.), Ser. 2012-C, 3.25%, due 11/1/24	742
750	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	824	ß
1,566
Nebraska (0.9%)
1,220	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,431

Nevada (0.5%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	860

New Jersey (3.9%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	341
755	Morristown Parking Au. Rev., Ser. 2011, 4.00%, due 8/1/18	839
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,198
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,224
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,485
6,087
New Mexico (0.5%)
750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	836

New York (9.5%)
1,630	Albany Co. G.O. Ref., Ser. 2012-B, 4.00%, due 11/1/22	1,845
1,800	Nassau Co. IDA Civic Fac. Rev. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.), 0.10%, due 1/1/34	1,800	µß
1,850	New York G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,230
1,000	New York St. Dorm. Au. (St. Personal Income Tax), Ser. 2011-C, 4.00%, due 3/15/19	1,161
1,500	New York St. Dorm. Au. Rev. (St. Personal Income Tax), Ser. 2012-D, 3.00%, due 2/15/21	1,636
1,690	New York St. Local Gov't Assist Corp., Ser. 1993-E, (AGM Insured), 6.00%, due 4/1/14	1,750
50	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	52
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	910
1,000	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2010-A, 5.00%, due 3/15/19	1,219
1,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	1,125
1,000	Suffolk Co. Wtr. Au. Ref. Rev., Ser. 2012, 4.00%, due 6/1/24	1,144
14,872
North Carolina (1.7%)
1,500	North Carolina St. Muni. Pwr. Agcy. Number 1 Rev. Ref. (Catawba Elec.), Ser. 2012-A, 3.00%, due 1/1/16	1,582
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	800
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	347	ß
2,729
Ohio (2.8%)
2,000	Kent St. Univ. Rev. Gen. Receipts, Ser. 2012-A, 3.50%, due 5/1/27	2,048
1,000	Ohio St. Adult Correctional Cap. Fac. Ref. Rev. (Lease Appropriation Bldg. Fund), Ser. 2012-A, 5.00%, due 4/1/21	1,193
1,000	Ohio St. G.O. (Infrastructure Imp.), Ser. 2011-B, 5.00%, due 8/1/19	1,227
4,468
Oregon (0.5%)
695	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	732

Pennsylvania (2.7%)
710	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.35%, due 5/1/24	715	ß
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	1,046	ØØ
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,326
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	387	ß
650	Pennsylvania St. Turnpike Commission Rev., Ser. 2011-B, 5.00%, due 12/1/14	701
4,175
Puerto Rico (0.3%)
500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	517	ß

Rhode Island (1.8%)
1,420	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,479
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,287
2,766
South Carolina (2.4%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,074
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,712
3,786
Tennessee (3.2%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,137
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board, Ser. 2012, 5.00%, due 11/1/26	1,139	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,700
4,976
Texas (11.3%)
1,000	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	1,160
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	854
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	808
1,085	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	1,244
460	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	520
420	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, (PSF Insured), 4.00%, due 8/15/26	463
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	894
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,004
4,000	Gulf Coast Ind. Dev. Au. Rev. (Exxon Mobil Corp. Proj.), Ser. 2012, 0.09%, due 11/1/41	4,000	µß
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	262	ß
400	Harris-Montgomery Cos. Muni. Utils. (Dist. Number 386) G.O., Ser. 2012, (AGM Insured), 3.00%, due 9/1/24	389
1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,132
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,340
915	Lone Star College Sys. G.O., Ser. 2011, 3.00%, due 2/15/19	1,002
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	411
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	614
750	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 4.00%, due 7/1/19	877
415	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/17	468
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	279
17,721
Virginia (4.1%)
1,180	JPMorgan Chase Putters/Drivers Trust Rev. Var. Sts. (Putters), Ser. 2012-4259, (LOC: JPMorgan Chase Bank N.A.), 0.12%, due 8/1/13	1,180	ñµ
1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,398
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,193
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,736
6,507
Washington (1.6%)
1,385	Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2010-A, 5.00%, due 7/1/18	1,675	ß
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	880
		2,555

	Total Investments (101.7%) (Cost $152,543)	160,055	##

	Liabilities, less cash, receivables and other assets [(1.7%)]	(2,658)

	Total Net Assets (100.0%)	$157,397

See Notes to Schedule of Investments

JANUARY 31, 2013

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (21.0%)
210	U.S. Treasury Notes, 1.38%, due 3/15/13	210
3,705	U.S. Treasury Notes, 0.38%, due 7/31/13 & 11/15/15	3,708
3,085	U.S. Treasury Notes, 0.25%, due 11/30/14 & 12/15/15	3,079
5,920	U.S. Treasury Notes, 2.13%, due 11/30/14	6,121
1,495	U.S. Treasury Notes, 1.25%, due 8/31/15	1,529
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $14,755)	14,647

Mortgage-Backed Securities (21.1%)

Adjustable Mixed Balance (3.1%)
877	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.96%, due 5/25/34	858	µ
1,265	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	1,160	µ
135	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.33%, due 6/19/34	129	µ
2,147
Commercial Mortgage-Backed (12.0%)
548	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	549
140	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.74%, due 3/15/49	148	µ
124	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	127	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,036
71	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	72
709	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	728
909	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	924	ñ
875	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.07%, due 7/15/37	895	µ
528	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	542	ñ
1,001	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	1,027
1,615	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	1,641
67	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.32%, due 12/15/44	67	µ
602	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	617	ñ
8,373
Mortgage-Backed Non-Agency (3.1%)
516	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	534	ñ
1,289	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,339	ñ
276	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	295	ñ
2,168
Fannie Mae (1.4%)
857	Pass-Through Certificates, 4.50%, due 4/1/39	920

Freddie Mac (1.5%)
3	ARM Certificates, 1.63%, due 1/1/17	3	µ
991	Pass-Through Certificates, 4.50%, due 11/1/39	1,055
1,058
Government National Mortgage Association (0.0%)
2	Pass-Through Certificates, 12.00%, due 3/15/14	2
	Total Mortgage-Backed Securities (Cost $14,936)	14,668

Corporate Debt Securities (38.8%)

Aerospace & Defense (0.2%)
115	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	117

Auto Manufacturers (0.9%)
590	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	597	ñ

Banks (10.9%)
305	American Express Centurion Bank, Guaranteed Notes, 0.88%, due 11/13/15	304
360	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	382
835	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	856
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	397
1,670	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	1,699
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	790
470	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	468
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,285
555	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	562
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	826
7,569
Beverages (2.1%)
1,390	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	1,389
80	Heineken NV, Senior Notes, 0.80%, due 10/1/15	80	ñ
1,469
Commercial Services (0.7%)
405	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	411	ñ
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ
501
Computers (2.0%)
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,410

Diversified Financial Services (8.0%)
745	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	755
540	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	543	ñ
510	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	517
280	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	283
955	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,020
455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	468
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	530
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	416	ñ
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	492
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	529
5,553
Food (0.2%)
170	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	173

Insurance (0.8%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	551

Internet (0.6%)
405	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	404

Media (3.8%)
995	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	1,058
800	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	813
750	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	789
2,660
Mining (0.5%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	364

Oil & Gas (1.2%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	677
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	190
867
Pharmaceuticals (3.5%)
1,050	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	1,055	ñ
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	424
165	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	166
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	709
75	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	75	ñ
2,429
Pipelines (0.7%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	217
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241

458
Retail (0.9%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	651

Telecommunications (1.8%)
570	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	571
700	Verizon Communications, Inc., Senior Unsecured Notes, 0.70%, due 11/2/15	700
1,271
	Total Corporate Debt Securities (Cost $26,650)	27,044

Asset-Backed Securities (15.8%)
242	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	242
412	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	413
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.45%, due 5/15/20	2,082
884	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	886
938	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	942
1,125	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	1,125
407	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	408
1,400	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	1,401
1,025	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.45%, due 1/25/21	1,024	µ
1,712	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	1,710	µ
854	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.37%, due 6/25/36	748	µ
	Total Asset-Backed Securities (Cost $11,052)	10,981
Short-Term Investments (7.1%)

U.S. Treasury Securities-Backed By The Full Faith and Credit of the U.S. Government (1.4%)
1,000	U.S. Treasury Bills, Disc. Notes, 0.10%, due 8/1/13	999	d

NUMBER OF SHARES
Money Market Fund (5.7%)
3,962	State Street Institutional Liquid Reserves Fund Institutional Class	3,962
	Total Short-Term Investments (Cost $4,961)	4,961

	Total Investments (103.8%) (Cost $72,354)	72,301	##

	Liabilities, less cash, receivables and other assets [(3.8%)]	(2,624)

	Total Net Assets (100.0%)	$69,677

See Notes to Schedule of Investments

JANUARY 31, 2013

Schedule of Investments Neuberger Berman Short Duration High Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Bank Loan Obligationsµ (16.7%)

Air Transport (0.8%)
254	Delta Air Lines, Term Loan, 5.50%, due 4/20/17	257

All Telecom (1.3%)
145	Cricket Communications, Inc., Term Loan, 4.75%, due 10/1/19	146
249	Intelsat Jackson HLDG, Term Loan B-1, 4.50%, due 4/2/18	253
		399
Automotive (0.8%)
249	Navistar International, Term Loan B, 7.00%, due 8/17/17	253

Building & Development (0.8%)
250	Realogy Corporation, Term Loan, 4.46%, due 10/10/16	252

Business Equipment & Services (0.8%)
240	Kronos, First Lien Term Loan, 5.50%, due 10/30/19	242

Chemicals & Plastics (0.6%)
70	Dupont Performance Coatings, Term Loan, due 1/15/20	71	¢^^
120	PQ Corporation, Term Loan, 5.25%, due 5/8/17	121
		192
Financial Intermediaries (1.7%)
255	First Data Corporation, Term Loan, 5.20%, due 3/24/17	255
250	Springleaf, Term Loan, 5.50%, due 5/10/17	250
		505
Health Care (0.8%)
254	CareStream Health Inc., Term Loan, 5.00%, due 2/25/17	255

Leisure Goods - Activities - Movies (0.9%)
265	WMG Acquisition Corp., Term Loan, 5.25%, due 10/25/18	269

Lodging & Casinos (0.6%)
165	MGM Resorts, Term Loan B, 4.25%, due 12/20/19	167

Nonferrous Metals - Minerals (1.6%)
100	Arch Coal, Term Loan, 5.75%, due 5/16/18	102
389	FMG Resources, Term Loan, 5.25%, due 10/18/17	394
		496
Oil & Gas (1.3%)
375	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	384

Publishing (1.1%)
315	Getty Images, Term Loan, 4.75%, due 10/18/19	318

Radio & Television (1.6%)
215	Cumulus Media, First Lien Term Loan, due 9/17/18	218	¢^^
250	Univision Communications Inc., First Lien Term Loan, 4.45%, due 3/31/17	250
		468
Surface Transport (1.0%)
285	Hertz Corp., Term Loan, 3.75%, due 3/11/18	287

Utilities (1.0%)
285	Calpine Corp., Term Loan, due 10/9/19	288	¢^^
	Total Bank Loan Obligations (Cost $4,964)	5,032

Corporate Debt Securities (78.5%)

Aerospace & Defense (0.1%)
45	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	46	ñ

Airlines (1.0%)
125	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	131	ñ
175	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	175	ñ
		306
Auto Loans (0.5%)
150	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	157	ñ

Banking (2.6%)
620	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	651	ØØ
130	Ally Financial, Inc., Guaranteed Notes, 3.13%, due 1/15/16	131
		782
Beverages (0.5%)
125	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	144

Building & Construction (2.5%)
200	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	210
305	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	304	ñ
75	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	84
125	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	155
		753
Building Materials (1.1%)
40	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	41
20	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	23
175	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	194	ñ
75	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	83	ñ
		341
Chemicals (1.7%)
125	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	141
200	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	206
155	PQ Corp., Secured Notes, 8.75%, due 5/1/18	164	ñ
		511
Computer Hardware (0.6%)
175	Seagate HDD Cayman, Guaranteed Notes, 7.75%, due 12/15/18	193

Consumer - Commercial Lease Financing (4.9%)
520	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	555	ØØ
135	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	140
325	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	340
400	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	454
		1,489
Department Stores (0.9%)
280	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	265

Electric - Generation (1.9%)
400	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	443
125	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	134
		577
Electric - Integrated (0.4%)
115	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	129	ñ

Electronics (2.3%)
365	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	370
295	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	324	ñ
		694
Energy - Exploration & Production (8.1%)
120	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	132
250	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	265
300	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	335
115	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	129
125	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	135
30	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	30	ñc
135	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	128
130	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	130
275	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	303
250	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	285
220	Plains Exploration & Production Co., Guaranteed Notes, 6.50%, due 11/15/20	244
170	SandRidge Energy, Inc., Guaranteed Notes, 9.88%, due 5/15/16	182
125	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	131
		2,429
Food & Drug Retailers (1.6%)
200	New Albertsons, Inc., Senior Unsecured Notes, 7.25%, due 5/1/13	202
250	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	268
		470
Gaming (3.8%)
45	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	45
350	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	378
125	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	137
135	MGM Mirage, Inc., Guaranteed Notes, 7.63%, due 1/15/17	148
225	Pinnacle Entertainment, Inc., Guaranteed Notes, 8.63%, due 8/1/17	241
175	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	189	ñ
		1,138
Gas Distribution (3.5%)
190	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	201
250	El Paso Corp., Guaranteed Notes, 7.00%, due 6/15/17	286
250	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	270
81	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	89
195	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	211
		1,057
Health Facilities (4.2%)
200	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	211
295	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	328	ØØ
195	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	214
265	Omega Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	291
60	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	59	ñØ
15	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	17
125	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	143
		1,263
Health Services (0.4%)
120	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	131

Hotels (0.6%)
175	Host Hotels & Resorts L.P., Guaranteed Notes, 6.00%, due 11/1/20	192

Investments & Misc. Financial Services (1.9%)
525	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	562

Leisure (1.0%)
275	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	308

Machinery (1.4%)
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	72	ñ
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	220
125	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	139
		431
Media - Broadcast (1.3%)
70	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	67
275	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	312	ñ
		379
Media - Cable (4.1%)
400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	434	ØØ
200	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	233
500	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	558
		1,225
Media - Services (0.5%)
150	Lamar Media Corp., Guaranteed Notes, 7.88%, due 4/15/18	164

Medical Products (0.5%)
125	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	143

Metals - Mining Excluding Steel (2.0%)
300	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	313	ñØØ
250	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	285
		598
Packaging (2.4%)
225	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	251
50	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	58
365	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	401
		710
Pharmaceuticals (2.7%)
105	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	119	ñ
225	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	252	ñ
300	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	312	ñ
130	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	138	ñ
		821
Printing & Publishing (2.6%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	274
125	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 5.50%, due 5/15/15	130
350	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	385	ØØ
		789
Software - Services (2.1%)
285	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	322
200	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	211	ñ
105	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	114
		647
Specialty Retail (2.5%)
190	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	210
55	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	59
450	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	474
		743
Steel Producers - Products (2.1%)
125	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 8/5/15	129
410	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	420
75	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	81	ñ
		630
Support - Services (1.5%)
220	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 4.88%, due 11/15/17	225	ñ
75	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	82
125	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	140
		447
Telecom - Integrated Services (5.3%)
275	Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due 3/15/15	298
135	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	143	ñ
60	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	64	c
275	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	306
175	tw telecom holdings, Inc., Guaranteed Notes, 8.00%, due 3/1/18	191
515	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	588	ØØ
		1,590
Telecom - Wireless (1.4%)
60	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	65	ñ
125	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	135
200	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	210	ñ
		410
	Total Corporate Debt Securities (Cost $23,517)	23,664

NUMBER OF SHARES

Short-Term Investments (3.3%)
987,749	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $988)	988

	Total Investments (98.5%) (Cost $29,469)	29,684	##

	Cash, receivables and other assets, less liabilities (1.5%)	467

	Total Net Assets (100.0%)	$30,151

See Notes to Schedule of Investments

 JANUARY 31, 2013

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z

Bank Loan Obligationsµ (16.6%)

Aerospace & Defense (0.1%)
	1,540	Sequa Corporation, Term Loan B, 5.25%, due 6/19/17	1,562	¢^^

Air Transport (0.1%)
	655	Delta Air Lines, Term Loan, 5.50%, due 4/20/17	661

All Telecom (0.8%)
	865	Crown Castle Operating Corp., Term Loan B, 4.00%, due 1/31/19	871
	1,690	Intelsat Jackson HLDG, Term Loan B-1, 4.50%, due 4/2/18	1,711
	1,831	Level 3 Financing Inc., Term Loan B-II, 4.75%, due 8/1/19	1,851
	1,020	Level 3 Financing Inc., Term Loan B, 5.25%, due 8/1/19	1,034
	953	Syniverse Technologies, Term Loan, 5.00%, due 4/23/19	964
	1,949	Windstream Corp., Term Loan B4, due 1/15/20	1,962	¢^^
	861	Windstream Corp., Term Loan B-3, 4.00%, due 8/8/19	868
			9,261
Automotive (0.6%)
	1,925	Allison Transmission, Term Loan B-3, 4.25%, due 8/23/19	1,950
	1,672	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	1,704
	626	Federal Mogul, Term Loan B, 2.15%, due 12/29/14	593
	319	Federal Mogul, Term Loan C, 2.14%, due 12/28/15	302
	855	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	865
	1,455	Navistar International, Term Loan B, 7.00%, due 8/17/17	1,475
			6,889
Building & Development (0.5%)
	1,829	Capital Automotive LP, Term Loan B, 5.25%, due 3/11/17	1,839
	1,620	Custom Building Products, Term Loan, 6.00%, due 12/14/19	1,636	Ñ
	93	Realogy Corporation, Letter of Credit, 4.56%, due 10/10/16	94	¢^^
	1,958	Realogy Corporation, Term Loan, 4.46%, due 10/10/16	1,971	¢^^
			5,540
Business Equipment & Services (1.4%)
	1,526	Acosta Inc., Term Loan D, 5.00%, due 3/2/18	1,544	¢^^
	975	Advantage Sales & Marketing, Second Lien Term Loan, 9.25%, due 6/18/18	979
	82	Brand Services, Inc., Term Loan B-2, due 10/23/16	82	¢^^
	340	Brand Services, Inc., First Lien Term Loan B-2, due 10/23/16	341	¢^^
	1,282	Brickman Group Holdings Inc., Term Loan B-1, 5.50%, due 10/14/16	1,295
	468	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	471	¢^^
	475	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	478
	1,567	Ceridian Corp., Term Loan, 5.96%, due 5/9/17	1,582
	957	KAR Auction Services, Term Loan, 5.00%, due 5/19/17	970
	1,010	Kronos, First Lien Term Loan, 5.50%, due 10/30/19	1,019	¢^^
	1,015	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,030
	1,152	McJunkin Red Man Corporation, Term Loan, 6.25%, due 11/8/19	1,166	Ñ
	1,449	Monitronics, Term Loan, 5.50%, due 3/23/18	1,461
	966	Protection One, Term Loan B-1, 5.75%, due 3/16/19	978	¢^^
	858	Quintiles Transnational, Term Loan B-2, 4.50%, due 6/8/18	869
	595	SunGard Data Systems, Term Loan D, 4.50%, due 1/2/20	601
	557	SymphonyIRI Group, Inc., Term Loan, 5.00%, due 12/1/17	558
	781	West Corp., Term Loan B-6, 5.75%, due 6/30/18	790
			16,214
Cable & Satellite Television (0.3%)
	865	Cequel Communications, LLC, Term Loan, 4.00%, due 2/14/19	872
	882	Charter Communications Operating LLC, Term Loan D, 4.00%, due 5/15/19	895
	535	UPC Distribution, Term Loan AF, 4.00%, due 1/31/21	538
	1,531	Wave Division Holdings, Inc., Term Loan, 5.50%, due 10/12/19	1,543	¢^^
			3,848
Chemicals & Plastics (0.6%)
	1,300	Dupont Performance Coatings, Term Loan B, due 1/15/20	1,318	¢^^
	1,020	Ineos Holdings, Term Loan, 6.50%, due 5/4/18	1,042	¢^^
	637	OM Group Inc., Term Loan B, 5.75%, due 8/2/17	640
	2,221	PQ Corporation, Term Loan, 5.25%, due 5/8/17	2,244
	1,027	Taminco Global Chemical, Term Loan B-1, 5.25%, due 2/15/19	1,034	¢^^
	795	Univar Inc., Term Loan B, 5.00%, due 6/30/17	800
			7,078
Clothing - Textiles (0.2%)
	1,475	PVH, Term Loan B, due 12/20/19	1,486	¢^^
	1,359	Wolverine Worldwide, Term Loan B, 3.00%, due 7/31/19	1,372
			2,858
Conglomerates (0.4%)
	355	Alliance Laundry Systems LLC, First Lien Term Loan, 5.50%, due 12/10/18	359
	1,380	Apex Tool Group, Term Loan B, due 2/1/20	1,392	¢^^
	1,400	Spectrum Brands, Inc., Term Loan, 4.50%, due 12/17/19	1,418
	1,445	Wilsonart, LLC, Term Loan, 5.50%, due 10/31/19	1,463
			4,632
Containers & Glass Products (0.3%)
	1,026	Exopack, Term Loan B, 6.50%, due 5/31/17	1,022
	868	Reynolds Group, Term Loan, 4.75%, due 9/28/18	881
	1,285	Sealed Air Corporation, Term Loan B-1, 4.00%, due 10/3/18	1,304
			3,207
Cosmetics - Toiletries (0.1%)
	200	Prestige Brands, Term Loan B, 5.25%, due 1/31/19	201
	1,022	Yankee Candle Company, Term Loan, 5.25%, due 4/2/19	1,032
			1,233
Drugs (0.2%)
	1,928	Par Pharmaceutical Companies, Inc., Term Loan B, 5.00%, due 9/30/19	1,947
	285	Warner Chilcott Company, Inc., Term Loan B-1, 4.25%, due 3/15/18	289
	108	Warner Chilcott Company, Inc., Term Loan B-1, 4.25%, due 3/15/18	110
	88	Warner Chilcott Company, Inc., Term Loan B-2, 4.25%, due 3/15/18	89
	196	Warner Chilcott Company, Inc., Term Loan B-3, 4.25%, due 3/15/18	198
			2,633
Ecological Services & Equipment (0.2%)
	1,530	ADS Waste Holdings, Inc., Term Loan, 5.25%, due 10/9/19	1,542	¢^^
	1,125	Progressive Waste Solutions, Ltd., Term Loan B, 3.50%, due 10/24/19	1,138
			2,680
Electronics - Electrical (1.3%)
	944	BOC Edwards, First Lien Term Loan, 5.50%, due 5/31/16	946
	1,178	CommScope, Term Loan 1, 4.25%, due 1/14/18	1,186
	770	Epicor Software Corp., Term Loan B, 5.00%, due 5/16/18	774
	1,472	Freescale Semiconductor, Term Loan B-2, 6.00%, due 2/28/19	1,475
	1,196	Genesys, Term Loan, 6.75%, due 1/31/19	1,205
	1,713	Go Daddy, Term Loan B-1, 5.50%, due 12/17/18	1,715
	2,036	NXP Funding, Term Loan A-2, 5.50%, due 3/3/17	2,078
	1,661	NXP Funding, Term Loan B, 5.25%, due 3/19/19	1,685	¢^^
	350	NXP Funding, Term Loan C, 4.75%, due 1/11/20	354
	1,300	Riverbed Technology, Term Loan B, 4.00%, due 12/18/19	1,312
	961	SkillSoft, Term Loan, 5.00%, due 5/26/17	972
	1,426	Sophia LP, Term Loan, 6.25%, due 7/19/18	1,431	¢^^
			15,133
Equipment Leasing (0.3%)
	803	AWAS Fin Lux 2012 SA, Term Loan, 5.25%, due 6/10/16	818	Ñ¢^^
	995	AWAS Fin Lux 2012 SA, Term Loan, 4.75%, due 7/16/18	1,002
	1,480	International Lease Finance Co., Term Loan, 5.00%, due 6/30/17	1,489
			3,309
Financial Intermediaries (1.7%)
	1,439	American Capital, Senior Secured Term Loan, 5.50%, due 8/22/16	1,468	Ñ
	2,166	CITCO, Term Loan, 5.50%, due 6/29/18	2,184
	1,160	First Data Corporation, Term Loan, 5.20%, due 3/24/17	1,158
	480	First Data Corporation, Term Loan, 4.20%, due 3/23/18	475
	585	First Data Corporation, Term Loan B, 5.20%, due 9/24/18	585
	932	Harbourvest Partners L.P., Term Loan, 4.75%, due 11/21/17	936	Ñ¢^^
	645	Mondrian Investment, Term Loan, 5.50%, due 7/12/18	649
	519	Nuveen Inv., First Lien Term Loan, 5.81%, due 5/13/17	524
	1,275	Nuveen Inv., First LienTerm Loan, 7.25%, due 5/13/17	1,280
	810	Ocwen Financial, Term Loan, 7.00%, due 9/1/16	821
	2,090	Ocwen Financial, Term Loan B, due 2/15/18	2,116	¢^^
	1,276	Residential Capital, Term Loan A-1, 6.00%, due 11/18/13	1,277
	385	Residential Capital, Term Loan A-2, 7.75%, due 11/18/13	387
	990	Springleaf, Term Loan, 5.50%, due 5/10/17	992
	1,775	TCW Group, Term Loan B, due 12/20/19	1,793	Ñ¢^^
	1,655	Walter Investment Mgmt., First Lien Term Loan B, due 11/28/17	1,680	¢^^
	1,180	Walter Investment Mgmt., Term Loan B, 4.50%, due 11/28/17	1,198
			19,523
Food & Drug Retailers (0.1%)
	1,294	Rite Aid Corp., Term Loan 5, 4.50%, due 3/3/18	1,293

Food Products (0.3%)
	1,389	Del Monte Corp., Term Loan, 4.50%, due 3/8/18	1,391
	1,091	Pinnacle Foods Finance LLC, Term Loan E, 4.75%, due 10/17/18	1,107	Ñ
	961	Pinnacle Foods Finance LLC, Term Loan F, due 10/17/18	976	¢^^
			3,474
Food Service (0.2%)
	1,104	OSI Restaurant Partners, Term Loan, 4.75%, due 10/28/19	1,118
	247	US Foodservice Inc., Term Loan, 5.75%, due 3/31/17	250
	1,286	US Foodservice Inc., Term Loan, 5.75%, due 3/31/17	1,300
			2,668
Health Care (1.7%)
	280	Aurora Diagnostics, Term Loan B, 6.25%, due 5/26/16	268
	2,086	Bausch & Lomb, Term Loan, 5.25%, due 5/17/19	2,106
	354	Biomet, Inc., Term Loan B, 3.95%, due 7/25/17	358
	1,306	CareStream Health Inc., Term Loan, 5.00%, due 2/25/17	1,309
	1,967	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	1,987
	1,617	EMS, Term Loan, 5.25%, due 5/25/18	1,620
	846	Grifols, Term Loan B, 4.25%, due 6/1/17	851
	962	Health Management Associates Inc., Term Loan B, 4.50%, due 11/16/18	970
	843	Hologic, Term Loan B, 4.50%, due 8/1/19	852
	828	IASIS Healthcare Corporation, Term Loan B, 5.00%, due 5/3/18	834
	1,438	Immucor, Term Loan B-1, 5.75%, due 8/19/18	1,459	¢^^
	967	IMS Health Incorporated, Term Loan B, 4.50%, due 8/26/17	967
	1,433	Pharmaceutical Product Development, Inc., Term Loan, 6.25%, due 12/5/18	1,443
	1,264	Sheridan Healthcare, First Lien Term Loan, 6.00%, due 6/29/18	1,281
	1,493	United Surgical Partners International, Inc., Term Loan B, 6.00%, due 4/3/19	1,505
	1,630	Valeant Pharmaceuticals, Term Loan B, 4.25%, due 2/13/19	1,650
			19,460
Home Furnishings (0.1%)
	1,383	AOT Bedding Super Holdings, LLC, Term Loan, 5.00%, due 10/1/19	1,400

Industrial Equipment (0.6%)
	634	Colfax, Term Loan B, 4.50%, due 1/11/19	635
	1,254	Generac Power Systems Inc., Term Loan, 6.25%, due 5/30/18	1,279
	1,705	Husky Injection Molding, Term Loan B, 5.75%, due 7/2/18	1,729
	1,280	Rexnord Corp., Term Loan B, 4.50%, due 4/1/18	1,291
	1,535	Silver II/Hamilton Sundstrand Corporation, Term Loan, 5.00%, due 12/13/19	1,548	¢^^
	1,011	Terex Corp., Term Loan, 4.50%, due 4/28/17	1,024	¢^^
			7,506
Insurance (0.0%)
	298	Sedgwick Holdings Inc., Term Loan B, 5.00%, due 12/31/16	299

Leisure Goods - Activities - Movies (0.3%)
	1,770	Bombardier Recreational Products Inc., Term Loan B, due 1/17/19	1,788	¢^^
	1,534	EMI Publishing, Term Loan B, 5.50%, due 6/29/18	1,554
			3,342
Lodging & Casinos (1.0%)
	1,179	Boyd Gaming Corporation, Term Loan, 6.00%, due 12/17/15	1,200
	1,026	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,035	¢^^
	746	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	709
	1,380	MGM Resorts, Term Loan B, 4.25%, due 12/20/19	1,399
	1,031	Mohegan Tribal Gaming, Term Loan A, 5.50%, due 3/31/15	1,027
	1,440	Peninsula Gaming, Term Loan B, 5.75%, due 11/20/17	1,461
	1,122	Penn National Gaming, Term Loan B, 3.75%, due 7/16/18	1,126
	1,181	Station Casinos, Term Loan B-2, 4.20%, due 6/17/16	1,161
	1,928	Station Casinos, Term Loan B, 5.50%, due 9/28/19	1,962	Ñ
			11,080
Nonferrous Metals - Minerals (0.3%)
	1,453	Arch Coal, Term Loan, 5.75%, due 5/16/18	1,490
	753	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 3/15/17	752
	1,516	FMG Resources, Term Loan, 5.25%, due 10/18/17	1,535
			3,777
Oil & Gas (0.5%)
	1,736	Everest Acquisition LLC, Term Loan B-1, 5.00%, due 5/24/18	1,754
	100	Everest Acquisition LLC, Term Loan B-2, 4.50%, due 4/30/19	101
	775	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	785
	2,290	Plains Exploration & Production Company, Term Loan, 4.00%, due 11/30/19	2,297
	897	Samson Investment Company, Second Lien Term Loan, 6.00%, due 9/25/18	909
			5,846
Publishing (0.2%)
	1,175	Getty Images, Term Loan, 4.75%, due 10/18/19	1,188
	1,460	Tribune Company, Term Loan B, 4.00%, due 12/31/19	1,471
			2,659
Radio & Television (0.4%)
	1,888	Cumulus Media, First Lien Term Loan, 4.50%, due 9/17/18	1,911
	785	Cumulus Media, Second Lien Term Loan, 7.50%, due 9/16/19	815
	474	Formula One, Term Loan B2, 6.00%, due 4/30/19	479
	860	FoxCo Acquisition, Term Loan, 5.50%, due 7/14/17	871
	1,097	Univision Communications Inc., First Lien Term Loan, 4.45%, due 3/31/17	1,099
			5,175
Retail (0.1%)
	617	PETCO Animal Supply Inc., Term Loan, 4.50%, due 11/24/17	618

Retailers (except food & drug) (1.3%)
	2,148	99¢ Only Stores, Term Loan B-1, 5.25%, due 1/11/19	2,172
	1,924	Amscan Holdings, Inc., Term Loan, 5.75%, due 7/27/19	1,944
	1,120	David's Bridal, Term Loan, 5.00%, due 10/11/19	1,133
	744	Leslie's Poolmart, Term Loan B, 5.25%, due 10/16/19	753	††
	510	Lord & Taylor, Term Loan B, 5.75%, due 1/11/19	513
	4,195	Michaels Stores Inc, Term Loan B, due 2/1/20	4,226	¢^^
	1,299	Neiman Marcus Group Inc., Term Loan, 4.75%, due 5/16/18	1,301
	777	Pilot Travel Centers, Term Loan B, 4.25%, due 8/7/19	787
	1,408	Toys R US Delaware Inc., Term Loan, 6.00%, due 9/1/16	1,399
	1,186	Toys R US Delaware Inc., Term Loan B-2, 5.25%, due 5/25/18	1,163
			15,391
Steel (0.1%)
	1,527	International Mill Services, Inc., Term Loan, 5.75%, due 3/20/19	1,545	¢^^

Surface Transport (0.1%)
	967	Avis Budget Car Rental, Term Loan C, 4.25%, due 3/15/19	974

Utilities (0.2%)
	922	Calpine Corp., Term Loan, 4.50%, due 4/1/18	932
	262	Calpine Corp., Term Loan, 4.50%, due 4/1/18	265
	19	Calpine Corp., Term Loan, 4.50%, due 10/9/19	19
	1,045	Essential Power, Term Loan, 5.50%, due 8/8/19	1,055
			2,271
		Total Bank Loan Obligations (Cost $192,194)	195,039

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.1%)
	7,765	U.S. Treasury Bonds, 6.88%, due 8/15/25	11,669	ØØ
	11,745	U.S. Treasury Bonds, 5.50%, due 8/15/28	16,105	ØØ
	25,504	U.S. Treasury Inflation Index Bonds, 1.63%, due 1/15/15	27,290
	8,754	U.S. Treasury Inflation Index Bonds, 0.13%, due 4/15/17	9,422
	22,680	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	29,365
	5,385	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	8,770
	10,100	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	11,820
	3,390	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/25	4,527
	1,100	U.S. Treasury Notes, 2.00%, due 11/30/13	1,117	ØØ
	900	U.S. Treasury Notes, 0.13%, due 12/31/13	900	ØØ
	1,300	U.S. Treasury Notes, 1.00%, due 1/15/14	1,310	ØØ
	860	U.S. Treasury Notes, 2.38%, due 10/31/14	892	ØØ
	2,565	U.S. Treasury Notes, 3.25%, due 3/31/17	2,836	ØØ
	3,090	U.S. Treasury Notes, 3.63%, due 8/15/19	3,555	ØØ
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $128,987)	129,578

U.S. Government Agency Securities (1.7%)
	2,650	Federal Farm Credit Banks, Bonds, 1.46%, due 11/19/19	2,612	ØØ
	3,825	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	5,088	ØØ
	1,800	Federal National Mortgage Association, Notes, 1.50%, due 10/23/19	1,786
	6,160	Federal National Mortgage Association, Notes, 1.55%, due 10/29/19	6,137
	4,580	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	4,502
		Total U.S. Government Agency Securities (Cost $20,137)	20,125

Mortgage-Backed Securities (38.7%)

Collateralized Mortgage Obligations (0.8%)
	1,623	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.42%, due 7/20/36	1,520	µØØ
	502	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.96%, due 5/25/34	491	µ
	1,171	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.36%, due 10/25/36	783	µ
	2,802	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 6A5, 3.04%, due 6/25/35	2,670	µ
	1,214	MortgageIT Trust, Ser. 2005-3, Class A1, 0.50%, due 8/25/35	1,133	µ
	3,639	Residential Accredit Loans, Inc., Ser. 2006-QS9, Class 2A1, 7.00%, due 7/25/36	2,537
	207	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 2.69%, due 9/25/36	171	µ
			9,305
Commercial Mortgage-Backed (11.8%)
	1,884	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	2,138	ØØ
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	4,298	ØØ
	200	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	227	ØØ
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,854	ØØ
	2,335	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	2,666	ØØ
	3,000	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.59%, due 6/10/49	3,448	µØØ
	2,025	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,287	ØØ
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	643	ØØ
	1,154	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,351	ØØ
	4,900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	5,567
	3,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	4,125	µØØ
	500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	568	ØØ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	1,097	ñ
	19,500	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XA, 1.82%, due 1/10/46	2,188
	1,490	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C1, Class A4, 5.41%, due 2/15/39	1,667	µ
	2,068	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class A3, 5.79%, due 6/15/38	2,333	µØØ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	2,296	µØØ
	1,800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	2,033	ØØ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	2,291	µØØ
	400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	450	ØØ
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	826	ØØ
	3,574	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.80%, due 5/15/46	4,166	µØØ
	500	CW Capital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	574	ØØ
	1,925	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	2,160	ØØ
	936	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,008	ñ
	4,055	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,618	ØØ
	4,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	4,647	ØØ
	3,005	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	3,360	ØØ
	17	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	17
	700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	751	ØØ
	765	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	872
	5,800	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	6,639	µØØ
	14,816	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.20%, due 1/10/45	2,053	ñµ
	1,300	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB15, Class A4, 5.81%, due 6/12/43	1,470	ØØ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,126
	3,915	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	4,444	ØØ
	3,250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	3,712	ØØ
	3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	3,430	ØØ
	4,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.73%, due 2/12/49	4,646	µØØ
	3,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	3,459	µØØ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,893	ØØ
	3,450	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	4,027	ØØ
	839	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.86%, due 7/15/40	991
	3,088	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	3,506	ØØ
	3,500	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A3, 5.17%, due 12/12/49	3,944
	2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	2,609	µØØ
	2,650	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	3,107	ØØ
	36,855	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.77%, due 2/15/46	4,228
	721	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	796	ØØ
	3,968	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	4,517	ØØ
	5,130	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.74%, due 6/15/49	5,913	µØØ
	32,671	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.53%, due 3/15/45	3,156	ñØ
			138,192
Fannie Mae (10.3%)
	1,681	Pass-Through Certificates, 4.00%, due 10/1/39 – 11/1/42	1,787	Ø
	1,551	Pass-Through Certificates, 4.50%, due 5/1/41 – 11/1/41	1,673
	6,716	Pass-Through Certificates, 5.00%, due 8/1/33 – 7/1/40	7,257
	2,284	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	2,478
	1,614	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	1,771
	2	Pass-Through Certificates, 6.50%, due 9/1/32	3
	6	Pass-Through Certificates, 7.00%, due 7/1/29	7
	1	Pass-Through Certificates, 7.50%, due 12/1/32	2
	15,115	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	15,609	Ø
	32,345	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	34,109	Ø
	52,745	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	56,058	Ø
			120,755
Freddie Mac (15.8%)
	21,826	Pass-Through Certificates, 4.00%, due 9/1/39 – 1/1/41	23,212	ØØ
	15,102	Pass-Through Certificates, 4.50%, due 8/1/18 – 10/1/41	16,146	ØØ
	892	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	960
	7,093	Pass-Through Certificates, 5.50%, due 9/1/17 – 5/1/40	7,679	ØØ
	59	Pass-Through Certificates, 6.00%, due 4/1/17 – 9/1/38	64
	1	Pass-Through Certificates, 6.50%, due 3/1/16	1
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	102,835	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	108,073	Ø
	27,430	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	29,080	Ø
	675	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	726	Ø
			185,942
Government National Mortgage Association (0.0%)
	2	Pass-Through Certificates, 6.50%, due 7/15/32	3
	2	Pass-Through Certificates, 7.00%, due 8/15/32	3
			6
		Total Mortgage-Backed Securities (Cost $439,714)	454,200

Corporate Debt Securities (36.4%)

Aerospace & Defense (0.4%)
	200	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	206	ñØØ
	4,360	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	4,717	ØØ
			4,923
Agriculture (1.4%)
	5,570	Lorillard Tobacco Co., Guaranteed Notes, 2.30%, due 8/21/17	5,615	ØØ
	3,080	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	3,926	ØØ
	6,815	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	6,662	ØØ
			16,203
Airlines (1.0%)
	280	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	294	ñØØ
	5,005	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2012-2, Class A, 4.00%, due 10/29/24	5,255	ØØ
	529	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	529	ñØØ
	5,855	US Airways Group, Inc., Pass-Through Certificates, Ser. 2012-2A, Class PTT, 4.63%, due 6/3/25	6,046	ØØ
			12,124
Auto Loans (0.0%)
	520	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	543	ñØØ

Auto Manufacturers (0.8%)
	6,100	Daimler Finance N.A. LLC, Guaranteed Notes, 1.88%, due 1/11/18	6,084	ñØØ
	2,930	Volkswagen Int'l Finance NV, Guaranteed Notes, 1.15%, due 11/20/15	2,941	ñØØ
			9,025
Automakers (0.1%)
	375	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	411	ØØ
	805	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	1,026	ØØ
	145	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	209	ØØ
			1,646
Banks (5.3%)
	1,085	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,166	ØØ
	665	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	740	ØØ
	550	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	674	ØØ
	390	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	493	ØØ
	4,390	Bank of America Corp., Senior Notes, 1.50%, due 10/9/15	4,401	ØØ
	2,995	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.80%, due 11/6/15	3,001	ØØ
	1,975	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	2,026	ØØ
	1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,948	ØØ
	8,705	FirstMerit Corp., Subordinated Notes, 4.35%, due 2/4/23	8,814	Ø
	5,725	Goldman Sachs Group Inc., Senior Unsecured Notes, 2.38%, due 1/22/18	5,739	ØØ
	3,585	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	3,733	ØØ
	2,430	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	2,833	ØØ
	1,195	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	1,349	ØØ
	2,445	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, due 3/1/16	2,606	ØØ
	4,350	JPMorgan Chase & Co., Senior Unsecured Notes, 2.00%, due 8/15/17	4,395	ØØ
	8,010	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	9,084	ØØ
	2,005	Morgan Stanley, Senior Unsecured Notes, 6.38%, due 7/24/42	2,381	ØØ
	7,250	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 1.50%, due 1/18/18	7,212	ØØ
			62,595
Beverages (0.7%)
	380	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	435	ØØ
	215	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	248	ØØ
	3,875	Pernod-Ricard SA, Senior Unsecured Notes, 2.95%, due 1/15/17	4,048	ñØØ
	2,660	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	2,988	ñØØ
			7,719
Building & Construction (0.1%)
	345	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	361	ØØ
	190	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	213	ØØ
	350	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	413	ØØ
			987
Building Materials (0.1%)
	530	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	594	ØØ
	830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	921	ñØØ
			1,515
Chemicals (0.6%)
	995	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	980	ñ
	1,550	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,527	ØØ
	330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	373	ØØ
	425	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	487	ØØ
	1,010	LyondellBasell Industries NV, Senior Unsecured Notes, 5.00%, due 4/15/19	1,113	ØØ
	170	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	200	ØØ
	745	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	767	ØØ
	650	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	656	ØØ
	890	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	690	ØØ
			6,793
Commercial Services (1.1%)
	6,010	ADT Corp, Senior Unsecured Notes, 4.13%, due 6/15/23	6,096	ñØØ
	4,435	ERAC USA Finance LLC, Guaranteed Notes, 3.30%, due 10/15/22	4,402	ñØØ
	1,955	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	2,475	ñØØ
			12,973
Computer Hardware (0.0%)
	260	Seagate HDD Cayman, Guaranteed Notes, 6.88%, due 5/1/20	282	ØØ
	270	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	296	ØØ
			578
Computers (0.6%)
	2,300	Hewlett-Packard Co., Senior Unsecured Notes, 2.60%, due 9/15/17	2,253	ØØ
	5,285	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	5,313	ØØ
			7,566
Consumer - Commercial Lease Financing (0.6%)
	327	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	345	ñØØ
	650	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	678	ñØØ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	625	ØØ
	1,225	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,268	ØØ
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	80	ØØ
	310	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	347	ñØØ
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	466	ñØØ
	535	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	630	ØØ
	1,895	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	2,048	ØØ
	355	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	392	ØØ
	205	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.25%, due 12/15/20	251	ØØ
			7,130
Department Stores (0.1%)
	630	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	597	ØØ

Diversified Financial Services (2.7%)
	2,520	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	2,572	ØØ
	100	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	116	ØØ
	4,760	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 9/20/22	4,879	ØØ
	2,555	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	2,567	ØØ
	2,930	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	3,018	ØØ
	4,435	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 3.10%, due 1/9/23	4,381	ØØ
	4,705	General Electric Capital Corp., Junior Subordinated Notes, Ser. B, 6.25%, due 12/15/49	5,136	µØØ
	2,615	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	2,624	ñØØ
	5,520	Jefferies Group, Inc., Senior Unsecured Notes, 5.13%, due 1/20/23	5,662	ØØ
	500	PSALM Corp., Government Guaranteed Notes, 7.39%, due 12/2/24	684
			31,639
Electric (1.8%)
	2,095	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.05%, due 9/15/42	2,020	ØØ
	7,720	Electricite de France SA, Subordinated Notes, 5.25%, due 1/29/49	7,536	ñµØØ
	6,110	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	6,341	ØØ
	5,150	PPL Capital Funding, Inc., Guaranteed Notes, 3.50%, due 12/1/22	5,177	ØØ
			21,074
Electric - Generation (0.3%)
	942	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	999	ñØØ
	1,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,122	ØØ
	1,385	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	1,551	ØØ
			3,672
Electric - Integrated (0.1%)
	545	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	610	ñØØ
	960	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,023	ØØ
			1,633
Electronics (0.1%)
	940	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	1,048	ñØØ
	225	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	248	ñØØ
	180	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	207	ñØØ
			1,503
Energy - Exploration & Production (1.1%)
	50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	51	ØØ
	400	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	453	ØØ
	40	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	44	ØØ
	1,130	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	1,198	ØØ
	15	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	16	ØØ
	565	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	605	ØØ
	520	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	556	ØØ
	830	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	884	ØØ
	885	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	867	Ø
	115	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	124	ØØ
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	91	ØØ
	125	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	126	ñcØØ
	1,180	Everest Acquisition LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,322	ØØ
	510	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	483	ØØ
	300	Forest Oil Corp., Guaranteed Notes, 7.50%, due 9/15/20	320	ñØØ
	595	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	656	ØØ
	453	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	485	ØØ
	625	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	688	ØØ
	210	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	226	ØØ
	390	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	410	ØØ
	470	Plains Exploration & Production Co., Guaranteed Notes, 6.50%, due 11/15/20	520	ØØ
	345	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	382	ØØ
	230	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	259	ØØ
	200	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, due 2/15/23	229	ØØ
	195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	209	ØØ
	115	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	121	ØØ
	345	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	362	ñØØ
	430	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	456	ØØ
	330	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	357	ØØ
	385	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	402	ØØ
			12,902
Food (0.2%)
	2,005	Kraft Foods Group, Inc., Senior Unsecured Notes, 5.00%, due 6/4/42	2,176	ØØ

Food & Drug Retailers (0.1%)
	655	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	701	ØØ

Gaming (0.4%)
	530	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	572	ØØ
	790	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	863	ñØØ
	325	MGM Resorts Int'l, Guaranteed Notes, 6.75%, due 10/1/20	341	ñØØ
	215	MGM Resorts Int'l, Guaranteed Notes, 6.63%, due 12/15/21	221	ØØ
	1,210	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	1,319	ØØ
	170	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	182	ØØ
	460	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	498	ñØØ
	378	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	426	ØØ
			4,422
Gas Distribution (1.3%)
	240	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	239	ØØ
	645	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	685	ØØ
	220	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	239	ØØ
	665	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	728	ØØ
	310	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	355	ØØ
	90	El Paso Corp., Guaranteed Global Medium-Term Notes, 7.75%, due 1/15/32	106	ØØ
	700	El Paso Corp., Guaranteed Global Medium-Term Notes, 7.80%, due 8/1/31	817	ØØ
	5,970	El Paso Pipeline Partners Operating Co. LLC, Guaranteed Notes, 4.70%, due 11/1/42	5,681	ØØ
	1,210	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,394	ØØ
	350	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	378	ØØ
	1,640	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	1,968	ØØ
	815	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	894	ØØ
	755	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	797	ØØ
	370	MarkWest Energy Partners L.P., Guaranteed Notes, 4.50%, due 7/15/23	368	ØØ
	455	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	493	ØØ
	295	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	319	ØØ
			15,461
Health Facilities (0.9%)
	1,915	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	2,016	ØØ
	80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	84	ØØ
	650	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	682	ØØ
	980	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,090	ØØ
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,103	ØØ
	1,250	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,359	ØØ
	515	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	566	ØØ
	1,045	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,142	ØØ
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	594	ØØ
	690	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	757	ØØ
	140	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	158	ØØ
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	322	ñØØ
	260	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	256	ñØ
			10,129
Hotels (0.1%)
	405	Host Hotels & Resorts L.P., Unsubordinated Notes, Ser. W, 5.88%, due 6/15/19	440	ØØ
	220	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	251	ØØ
	520	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, due 3/15/22	567	ØØ
			1,258
Insurance (0.7%)
	7,470	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	7,834	µØØ

Investments & Misc. Financial Services (0.2%)
	830	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	862	ØØ
	1,055	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	1,130	ØØ
			1,992
Leisure (0.1%)
	275	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	308	ØØ
	635	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	716	ØØ
			1,024
Machinery (0.2%)
	1,355	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,602	ØØ
	320	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	329	ñØØ
	345	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	367	ØØ
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	225	ØØ
	245	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	276	ØØ
			2,799
Media (2.1%)
	7,005	DirecTV Holdings LLC, Guaranteed Notes, 1.75%, due 1/15/18	6,883	ØØ
	3,300	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	3,516	ØØ
	1,505	NBCUniversal Media LLC, Senior Unsecured Notes, 6.40%, due 4/30/40	1,857	ØØ
	1,585	NBCUniversal Media LLC, Senior Unsecured Notes, 4.45%, due 1/15/43	1,523	ØØ
	1,820	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	2,254	ØØ
	2,845	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	3,800	ØØ
	1,815	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	1,922	ØØ
	1,365	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,615	ØØ
	815	Time Warner, Inc., Guaranteed Notes, 5.38%, due 10/15/41	879	ØØ
			24,249
Media - Broadcast (0.2%)
	140	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	160	ØØ
	1,380	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,449	ñØØ
	1,100	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,221	ñØØ
			2,830
Media - Cable (0.9%)
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,172	ØØ
	60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	65	ØØ
	585	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	657	ØØ
	505	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	497	ØØ
	455	Cequel Communications Escrow I LLC, Senior Unsecured Notes, 6.38%, due 9/15/20	477	ñØØ
	1,550	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	1,744	ØØ
	270	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	282	ØØ
	500	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	591	ØØ
	590	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	661	ØØ
	1,080	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	1,147	ØØ
	150	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	167	ØØ
	1,395	Unitymedia Hessen GmbH & Co. KG, Senior Secured Notes, 5.50%, due 1/15/23	1,423	ñØØ
	525	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	593	ñØØ
	555	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	587	ØØ
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	554	ØØ
			10,617
Media - Services (0.1%)
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	327	ñØØ
	845	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	900	ñØØ
	100	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	106	ñØØ
			1,333
Medical Products (0.2%)
	300	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	315	ñØØ
	395	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	444	ñØØ
	315	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	341	ñØØ
	110	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	120	ñØØ
	530	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	570	ñØØ
			1,790
Metals - Mining Excluding Steel (0.2%)
	320	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	334	ñØØ
	565	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	580	ñØØ
	400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	456	ØØ
	780	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	817	ØØ
			2,187
Mining (0.0%)
	100	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 7.50%, due 1/15/19	127

Miscellaneous Manufacturers (0.4%)
	5,120	Smiths Group PLC, Guaranteed Notes, 3.63%, due 10/12/22	5,001	ñØØ

Office - Business Equipment (0.4%)
	4,065	Xerox Corp., Senior Unsecured Notes, 4.50%, due 5/15/21	4,229	ØØ

Oil & Gas (0.8%)
	5,110	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	5,861	ØØ
	3,295	Apache Corp., Senior Unsecured Notes, 4.25%, due 1/15/44	3,150	ØØ
			9,011
Packaging (0.3%)
	570	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	603	ØØ
	475	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	507	ØØ
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	248	ØØ
	1,439	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,471
	450	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	483	ØØ
			3,312
Pharmaceuticals (1.6%)
	8,020	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	8,061	ñØØ
	2,450	AbbVie, Inc., Guaranteed Notes, 4.40%, due 11/6/42	2,460	ñØØ
	665	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	725	ØØ
	4,165	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	4,316	ØØ
	280	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	318	ñØØ
	355	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	370	ñØØ
	295	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	314	ñØØ
	730	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	774	ñØØ
	105	Valeant Pharmaceuticals Int'l, Senior Notes, 6.38%, due 10/15/20	108	ñØØ
	720	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	747	ñØØ
			18,193
Printing & Publishing (0.3%)
	670	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	735	ØØ
	1,020	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,112	ØØ
	165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	182	ØØ
	1,400	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	1,379	ØØ
	675	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	685	ØØ
			4,093
Real Estate Investment Trusts (1.8%)
	11,205	American Tower Corp., Senior Unsecured Notes, 3.50%, due 1/31/23	10,941	ØØ
	4,315	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	4,542	ØØ
	4,195	Health Care REIT, Inc., Senior Unsecured Notes, 3.75%, due 3/15/23	4,192	ØØ
	1,660	Ventas Realty L.P., Guaranteed Notes, 2.00%, due 2/15/18	1,657	ØØ
			21,332
Software - Services (0.2%)
	385	Fidelity National Information Services, Inc., Guaranteed Notes, 5.00%, due 3/15/22	417	ØØ
	1,240	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,305	ñØØ
	780	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	801	ñØØ
			2,523
Specialty Retail (0.2%)
	840	Sally Holdings LLC, Guaranteed Notes, 5.75%, due 6/1/22	888	ØØ
	760	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	817	ØØ
	450	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	474	ØØ
			2,179
Steel Producers - Products (0.4%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	113	ØØ
	2,940	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	3,139	ØØ
	605	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	634	ØØ
	310	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	326	ØØ
	140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	154	ØØ
	540	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	583	ñØØ
			4,949
Support - Services (0.2%)
	1,025	313 Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	1,004	ñØØ
	145	HDTFS, Inc., Guaranteed Notes, 5.88%, due 10/15/20	154	ñØØ
	615	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	689	ØØ
	265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	252	ñØØ
	25	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	25	ñØØ
	340	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	366	ØØ
			2,490
Telecom - Integrated Services (1.3%)
	560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	586	ØØ
	35	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	38	ØØ
	135	Frontier Communications Corp., Senior Unsecured Notes, 7.88%, due 4/15/15	151	ØØ
	595	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	689	ØØ
	1,020	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,132	ØØ
	260	Qwest Capital Funding, Inc., Guaranteed Notes, 6.88%, due 7/15/28	263	ØØ
	1,345	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,403	ØØ
	6,050	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	7,020	ØØ
	850	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	893	ØØ
	330	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	331	ØØ
	125	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	128	ØØ
	1,205	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	1,310	ØØ
	600	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	656	ØØ
	300	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	325	ØØ
	185	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	185	ñØØ
			15,110
Telecom - Wireless (0.4%)
	705	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	740	ñØØ
	945	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,028	ØØ
	385	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	389	ØØ
	960	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	1,034	ØØ
	580	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	673	ñØØ
	945	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	992	ñØØ
			4,856
Telecommunications (1.1%)
	4,830	SK Telecom Co. Ltd., Senior Unsecured Notes, 2.13%, due 5/1/18	4,845	ñØØ
	5,055	Telefonaktiebolaget LM Ericsson, Senior Unsecured Notes, 4.13%, due 5/15/22	5,152	ØØ
	3,010	Verizon Communications, Inc., Senior Unsecured Notes, 3.85%, due 11/1/42	2,754	ØØ
			12,751
Transportation (0.1%)
	1,390	CSX Corp., Senior Unsecured Notes, 4.10%, due 3/15/44	1,308	ØØ
		Total Corporate Debt Securities (Cost $412,888)	427,606

Asset-Backed Securities (7.1%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.65%, due 9/25/35	2,487	µ
	3,480	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.52%, due 12/25/35	3,196	µ
	1,824	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.48%, due 6/25/37	1,280	µØØ
	4,750	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.75%, due 3/25/35	3,865	µØØ
	1,122	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.08%, due 8/25/34	899	µ
	3,346	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.40%, due 1/25/36	3,171	µ
	1,320	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.61%, due 2/25/36	1,097	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.66%, due 6/25/35	3,436	µ
	6,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A3, 0.35%, due 5/25/36	5,435	µ
	3,125	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class A5, 0.26%, due 10/25/36	2,533	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.95%, due 5/25/35	2,117	ñµ
	1,073	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.36%, due 9/25/36	585	µ
	1,997	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.37%, due 3/25/36	1,399	µ
	6,503	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.94%, due 12/25/34	5,901	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.78%, due 1/25/35	1,745	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.69%, due 3/25/35	2,892	µ
	1,046	Fremont Home Loan Trust, Ser. 2004-2, Class M2, 1.13%, due 7/25/34	979	µ
	2,994	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.80%, due 2/25/35	2,447	µØØ
	1,422	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.30%, due 3/25/47	1,241	µ
	2,055	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.94%, due 1/25/35	1,966	µØØ
	7,843	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.48%, due 2/25/36	6,663	µ
	571	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.36%, due 4/25/36	381	µ
	3,190	Nationstar Home Equity Loan Trust, Ser. 2007-A, Class AV3, 0.35%, due 3/25/37	2,968	µ
	3,504	New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, 1.18%, due 11/25/34	3,250	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.48%, due 3/25/36	3,323	µØØ
	2,170	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 0.89%, due 2/25/35	1,789	µ
	1,266	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.88%, due 3/25/33	1,063	µ
	1,800	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.43%, due 1/25/36	1,669	µ
	1,383	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.07%, due 8/25/35	1,120	µ
	1,192	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.36%, due 11/25/36	876	µ
	3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.10%, due 9/25/34	3,180	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.63%, due 5/25/35	3,533	µ
	1,822	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.35%, due 5/25/36	1,666	µØØ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.37%, due 12/25/36	1,616	µ
	2,054	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.35%, due 1/25/37	1,834	µØØ
		Total Asset-Backed Securities (Cost $67,691)	83,602

Government Securities (6.4%)

Quasi - Sovereign (1.5%)
	1,300	Bank of China Hong Kong, Subordinated Notes, 5.55%, due 2/11/20	1,449
	200	Empresa Nacional del Petroleo, Senior Unsecured Notes, 5.25%, due 8/10/20	218
	200	Export-Import Bank of India, Senior Unsecured Euro Medium-Term Notes, 4.00%, due 8/7/17	208
	500	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	565
	900	KazMunayGaz National Co., Guaranteed Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	1,162
	250	KazMunayGaz National Co., Senior Unsecured Notes, 11.75%, due 1/23/15	293
	500	KazMunayGaz National Co., Senior Unsecured Notes, 6.38%, due 4/9/21	595
	800	Majapahit Holding BV, Guaranteed Notes, 7.25%, due 6/28/17	938
	1,150	Majapahit Holding BV, Guaranteed Notes, 7.75%, due 1/20/20	1,432
	500	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	669
	1,300	Nak Naftogaz Ukraine, Government Guaranteed, 9.50%, due 9/30/14	1,336
	270	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	311
	330	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/35	398
	1,500	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	1,811
	1,800	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	1,561
	850	Petroleos de Venezuela SA, Guaranteed Notes, 12.75%, due 2/17/22	965
	750	Petroleos de Venezuela SA, Guaranteed Notes, 9.75%, due 5/17/35	713
	900	Petroleos de Venezuela SA, Guaranteed Notes, 5.50%, due 4/12/37	632
	400	Petroleos Mexicanos, Guaranteed Notes, 5.50%, due 1/21/21	459
	600	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Medium-Term Notes, 6.30%, due 5/15/17	666
	200	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 7.13%, due 1/14/14	209
	900	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 7.75%, due 5/29/18	1,073
	400	Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes, 6.00%, due 6/3/21	418
			18,081
Sovereign (4.9%)
	100	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	94
AUD	6,750	Australian Government Bond, Senior Unsecured Notes, 5.25%, due 3/15/19	7,877	a
	1,600	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	1,856
CAD	5,250	Canadian Government Bond, Unsecured Notes, 1.50%, due 3/1/17	5,270	a
CAD	4,035	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	5,604	a
	300	Dominican Republic, Senior Unsecured Notes, 7.50%, due 5/6/21	342
	1,400	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	1,564
	200	Federative Republic of Brazil, Senior Unsecured Notes, 7.88%, due 3/7/15	227
	300	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	363
	100	Gabonese Republic, Bonds, 8.20%, due 12/12/17	121
	300	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	286
JPY	143,115	Japanese Government Cpi Linked Bond, Senior Unsecured Notes, 1.40%, due 6/10/18	1,743	a
	200	Kingdom of Morocco, Senior Unsecured Notes, 4.25%, due 12/11/22	204
	430	Lebanese Republic, Unsubordinated Global Medium-Term Notes, 6.38%, due 3/9/20	451
	600	Lithuania Government International Bond, Senior Unsecured Notes, 5.13%, due 9/14/17	669
NZD	9,000	New Zealand Government Bond, Senior Unsecured Notes, 6.00%, due 12/15/17	8,563	a
NZD	2,100	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	2,027	a
	200	Republic of Argentina, Senior Unsecured Notes, 8.75%, due 6/2/17	159
	479	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	291
	1,000	Republic of Argentina, Senior Unsecured Notes, 2.50%, due 12/31/38	332
	450	Republic of Bulgaria, Senior Unsecured Notes, 8.25%, due 1/15/15	508
	50	Republic of Colombia, Senior Unsecured Notes, 8.25%, due 12/22/14	57
	150	Republic of Colombia, Senior Unsecured Notes, 11.75%, due 2/25/20	236
	100	Republic of Colombia, Senior Unsecured Notes, 6.13%, due 1/18/41	128
	900	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	1,032
	100	Republic of Ecuador, Notes, 9.38%, due 12/15/15	103
	800	Republic of El Salvador, Senior Unsecured Notes, 7.38%, due 12/1/19	944
	200	Republic of El Salvador, Senior Unsecured Notes, 7.65%, due 6/15/35	235
	200	Republic of Ghana, Senior Unsecured Notes, 8.50%, due 10/4/17	233
	370	Republic of Hungary, Senior Unsecured Notes, 7.63%, due 3/29/41	432
	600	Republic of Latvia, Senior Unsecured Notes, 5.25%, due 2/22/17	665
	550	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	701
	300	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	354
	380	Republic of Panama, Senior Unsecured Notes, 7.13%, due 1/29/26	515
	500	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	671
	600	Republic of Philippines, Senior Unsecured Notes, 8.38%, due 6/17/19	815
	170	Republic of Philippines, Senior Unsecured Notes, 6.38%, due 10/23/34	227
	250	Republic of Poland, Senior Unsecured Notes, 5.25%, due 1/15/14	261
	1,100	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	1,362
	400	Republic of Poland, Senior Unsecured Notes, 5.13%, due 4/21/21	464
	600	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	648
	200	Republic of Turkey, Senior Unsecured Notes, 9.50%, due 1/15/14	216
	200	Republic of Turkey, Senior Unsecured Notes, 7.50%, due 11/7/19	254
	400	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	502
	380	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	500
	220	Republic of Turkey, Senior Unsecured Notes, 6.88%, due 3/17/36	285
	500	Republic of Turkey, Senior Unsecured Notes, 7.25%, due 3/5/38	682
	80	Republic of Uruguay, Unsecured Notes, 8.00%, due 11/18/22	111
	380	Romanian Government International Bond, Senior Unsecured Notes, 6.75%, due 2/7/22	458
	200	Russian Federation Bond, Senior Unsecured Notes, 5.00%, due 4/29/20	228
	600	Russian Federation Bond, Senior Unsecured Notes, 12.75%, due 6/24/28	1,182
	361	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	451
	4	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	5
	400	Russian Federation Bond, Senior Unsecured Notes, 5.63%, due 4/4/42	469
	700	Socialist Republic of Vietnam Bond, Senior Unsecured Notes, 6.75%, due 1/29/20	805
	1,200	Ukraine Government Bond, Senior Unsecured Notes, 6.58%, due 11/21/16	1,212
	1,000	Ukraine Government Bond, Senior Unsecured Notes, 7.75%, due 9/23/20	1,040
	200	United Mexican States, Senior Unsecured Notes, Ser. A, 5.13%, due 1/15/20	234
			57,268
		Total Government Securities (Cost $74,383)	75,349

NUMBER OF SHARES

Short-Term Investments (4.6%)
	54,182,436	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $54,182)	54,182	ØØ

		Total Investments (122.6%) (Cost $1,390,176)	1,439,681	##

		Liabilities, less cash, receivables and other assets [(22.6%)]	(265,831)	¢¢

		Total Net Assets (100.0%)	$1,173,850

See Notes to Schedule of Investments

January 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”) and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of bank loan securities is determined by obtaining broker quotes from independent pricing services (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2013:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	$-	$115,297	$-	$115,297
U.S. Government Agency Securities	-	5,961	-	5,961
Mortgage-Backed Securities^	-	117,855	-	117,855
Corporate Debt Securities
Aerospace & Defense	-	1,656	-	1,656
Agriculture	-	2,820	-	2,820
Airlines	-	-	661	661
Auto Manufacturers	-	1,606	-	1,606
Banks	-	11,026	-	11,026
Beverages	-	4,539	-	4,539
Chemicals	-	854	-	854
Commercial Services	-	1,374	-	1,374
Computers	-	1,414	-	1,414
Diversified Financial Services	-	8,565	-	8,565
Electric	-	5,713	-	5,713
Electronics	-	458	-	458
Food	-	1,220	-	1,220
Healthcare - Services	-	1,003	-	1,003
Insurance	-	2,428	-	2,428
Media	-	4,882	-	4,882
Mining	-	593	-	593
Office - Business Equipment	-	499	-	499
Oil & Gas	-	3,831	-	3,831
Pharmaceuticals	-	4,905	-	4,905
Real Estate Investment Trust	-	926	-	926
Retail	-	796	-	796
Semiconductors	-	1,804	-	1,804
Telecommunications	-	6,957	-	6,957
Transportation	-	386	-	386
Total Corporate Debt Securities	-	70,255	661	70,916
Asset–Backed Securities	-	1,046	-	1,046
Short–Term Investments	-	13,196	-	13,196
Total Investments	-	323,610	661	324,271
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	2,425	-	2,425
Air Transport	-	1,089	-	1,089
All Telecom	-	14,637	-	14,637
Automotive	-	10,342	-	10,342
Building & Development	-	6,349	2,550	8,899
Business Equipment & Services	-	25,763	1,868	27,631
Cable & Satellite Television	-	7,620	-	7,620
Chemicals & Plastics	-	11,732	-	11,732
Clothing – Textiles	-	3,661	-	3,661
Conglomerates	-	10,394	-	10,394
Containers & Glass Products	-	5,188	-	5,188
Cosmetics – Toiletries	-	2,020	-	2,020
Drugs	-	3,458	-	3,458
Ecological Services & Equipment	-	3,602	-	3,602
Electronics – Electrical	-	23,128	-	23,128
Equipment Leasing	-	3,573	1,208	4,781
Financial Intermediaries	-	29,603	7,330	36,933
Food & Drug Retailers	-	1,905	-	1,905
Food Products	-	4,221	1,224	5,445
Food Service	-	4,233	-	4,233
Health Care	-	29,966	2,012	31,978
Home Furnishings	-	2,219	-	2,219
Industrial Equipment	-	12,940	-	12,940
Insurance	-	567	-	567
Leisure Goods – Activities – Movies	-	5,458	-	5,458
Lodging & Casinos	-	13,269	3,073	16,342
Nonferrous Metals - Minerals	-	5,914	-	5,914
Oil & Gas	-	10,116	-	10,116
Publishing	-	7,372	-	7,372
Radio & Television	-	7,803	4,430	12,233
Retail	-	1,324	-	1,324
Retailers (except food & drug)	-	24,529	-	24,529
Steel	-	2,408	-	2,408
Surface Transport	-	1,501	-	1,501
Utilities	-	3,763	-	3,763
Total Bank Loan Obligations	-	304,092	23,695	327,787
Corporate Debt Securities^	-	21,505	-	21,505
Short–Term Investments	-	55,358	-	55,358
Total Investments	-	380,955	23,695	404,650
High Income
Investments:
Bank Loan Obligations^	-	390,653	-	390,653
Corporate Debt Securities
Aerospace & Defense	-	5,794	-	5,794
Airlines	-	17,184	3,636	20,820
Auto Loans	-	17,458	-	17,458
Automakers	-	8,948	-	8,948
Banking	-	65,149	-	65,149
Beverages	-	2,565	-	2,565
Building & Construction	-	24,407	-	24,407
Building Materials	-	42,384	-	42,384
Chemicals	-	130,705	-	130,705
Computer Hardware	-	8,901	-	8,901
Consumer – Commercial Lease Financing	-	146,171	-	146,171
Consumer – Products	-	3,105	-	3,105
Department Stores	-	45,088	-	45,088
Electric – Generation	-	60,717	-	60,717
Electric – Integrated	-	26,012	-	26,012
Electronics	-	86,718	-	86,718
Energy – Exploration & Production	-	312,466	-	312,466
Environmental & Facilities Services	-	1,776	-	1,776
Food & Drug Retailers	-	26,801	-	26,801
Food – Wholesale	-	2,044	-	2,044
Gaming	-	148,435	-	148,435
Gas Distribution	-	159,626	-	159,626
Health Facilities	-	174,872	-	174,872
Health Services	-	5,859	-	5,859
Hotels	-	9,385	-	9,385
Investments & Misc. Financial Services	-	50,249	-	50,249
Leisure	-	7,946	-	7,946
Machinery	-	50,435	-	50,435
Media – Broadcast	-	80,004	-	80,004
Media – Cable	-	146,899	-	146,899
Media – Services	-	22,985	-	22,985
Medical Products	-	26,970	-	26,970
Metals – Mining Excluding Steel	-	69,367	-	69,367
Packaging	-	142,539	-	142,539
Pharmaceuticals	-	59,208	-	59,208
Printing & Publishing	-	113,953	-	113,953
Real Estate Dev. & Mgt.	-	10,805	-	10,805
Software – Services	-	101,475	-	101,475
Specialty Retail	-	52,209	-	52,209
Steel Producers – Products	-	44,374	-	44,374
Support – Services	-	41,317	-	41,317
Telecom – Integrated Services	-	184,115	-	184,115
Telecom – Wireless	-	68,588	-	68,588
Total Corporate Debt Securities	-	2,806,008	3,636	2,809,644
Short–Term Investments	-	25,825	-	25,825
Total Investments	-	3,222,486	3,636	3,226,122
Municipal Intermediate Bond
Investments:
Municipal Debt Securities^	-	160,055	-	160,055
Total Investments	-	160,055	-	160,055
Short Duration
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	14,647	-	14,647
Mortgage–Backed Securities^	-	14,668	-	14,668
Corporate Debt Securities^	-	27,044	-	27,044
Asset–Backed Securities	-	10,981	-	10,981
Short–Term Investments^	-	4,961	-	4,961
Total Investments	-	72,301	-	72,301
Short Duration High Income
Investments:
Bank Loan Obligations^	-	5,032	-	5,032
Corporate Debt Securities^	-	23,664	-	23,664
Short–Term Investments	-	988	-	988
Total Investments	-	29,684	-	29,684
Strategic Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	1,562	-	1,562
Air Transport	-	661	-	661
All Telecom	-	9,261	-	9,261
Automotive	-	6,889	-	6,889
Building & Development	-	3,904	1,636	5,540
Business Equipment & Services	-	15,048	1,166	16,214
Cable & Satellite Television	-	3,848	-	3,848
Chemicals & Plastics	-	7,078	-	7,078
Clothing – Textiles	-	2,858	-	2,858
Conglomerates	-	4,632	-	4,632
Containers & Glass Products	-	3,207	-	3,207
Cosmetics – Toiletries	-	1,233	-	1,233
Drugs	-	2,633	-	2,633
Ecological Services & Equipment	-	2,680	-	2,680
Electronics – Electrical	-	15,133	-	15,133
Equipment Leasing	-	2,491	818	3,309
Financial Intermediaries	-	15,326	4,197	19,523
Food & Drug Retailers	-	1,293	-	1,293
Food Products	-	2,367	1,107	3,474
Food Service	-	2,668	-	2,668
Health Care	-	19,460	-	19,460
Home Furnishings	-	1,400	-	1,400
Industrial Equipment	-	7,506	-	7,506
Insurance	-	299	-	299
Leisure Goods – Activities – Movies	-	3,342	-	3,342
Lodging & Casinos	-	9,118	1,962	11,080
Nonferrous Metals –Minerals	-	3,777	-	3,777
Oil & Gas	-	5,846	-	5,846
Publishing	-	2,659	-	2,659
Radio & Television	-	5,175	-	5,175
Retail	-	618	-	618
Retailers (except food & drug)	-	15,391	-	15,391
Steel	-	1,545	-	1,545
Surface Transport	-	974	-	974
Utilities	-	2,271	-	2,271
Total Bank Loan Obligations	-	184,153	10,886	195,039
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	129,578	-	129,578
U.S. Government Agency Securities	-	20,125	-	20,125
Mortgage–Backed Securities^	-	454,200	-	454,200
Corporate Debt Securities
Aerospace & Defense	-	4,923	-	4,923
Agriculture	-	16,203	-	16,203
Airlines	-	823	11,301	12,124
Auto Loans	-	543	-	543
Auto Manufacturers	-	9,025	-	9,025
Automakers	-	1,646	-	1,646
Banks	-	62,595	-	62,595
Beverages	-	7,719	-	7,719
Building & Construction	-	987	-	987
Building Materials	-	1,515	-	1,515
Chemicals	-	6,793	-	6,793
Commercial Services	-	12,973	-	12,973
Computer Hardware	-	578	-	578
Computers	-	7,566	-	7,566
Consumer – Commercial Lease Financing	-	7,130	-	7,130
Department Stores	-	597	-	597
Diversified Financial Services	-	31,639	-	31,639
Electric	-	21,074	-	21,074
Electric – Generation	-	3,672	-	3,672
Electric – Integrated	-	1,633	-	1,633
Electronics	-	1,503	-	1,503
Energy – Exploration & Production	-	12,902	-	12,902
Food	-	2,176	-	2,176
Food & Drug Retailers	-	701	-	701
Gaming	-	4,422	-	4,422
Gas Distribution	-	15,461	-	15,461
Health Facilities	-	10,129	-	10,129
Hotels	-	1,258	-	1,258
Insurance	-	7,834	-	7,834
Investments & Misc. Financial Services	-	1,992	-	1,992
Leisure	-	1,024	-	1,024
Machinery	-	2,799	-	2,799
Media	-	24,249	-	24,249
Media – Broadcast	-	2,830	-	2,830
Media – Cable	-	10,617	-	10,617
Media – Services	-	1,333	-	1,333
Medical Products	-	1,790	-	1,790
Metals – Mining Excluding Steel	-	2,187	-	2,187
Mining	-	127	-	127
Miscellaneous Manufacturers	-	5,001	-	5,001
Office - Business Equipment	-	4,229	-	4,229
Oil & Gas	-	9,011	-	9,011
Packaging	-	3,312	-	3,312
Pharmaceuticals	-	18,193	-	18,193
Printing & Publishing	-	4,093	-	4,093
Real Estate Investment Trusts	-	21,332	-	21,332
Software – Services	-	2,523	-	2,523
Specialty Retail	-	2,179	-	2,179
Steel Producers – Products	-	4,949	-	4,949
Support – Services	-	2,490	-	2,490
Telecom – Integrated Services	-	15,110	-	15,110
Telecom – Wireless	-	4,856	-	4,856
Telecommunications	-	12,751	-	12,751
Transportation	-	1,308	-	1,308
Total Corporate Debt Securities	-	416,305	11,301	427,606
Asset–Backed Securities	-	83,602	-	83,602
Government Securities^	-	75,349	-	75,349
Short–Term Investments	-	54,182	-	54,182
Total Investments	-	1,417,494	22,187	1,439,681

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance, as of 11/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/13
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$655	$-	$-	$6	$-	$-	$-	$-	$661	$6
Total	655	-	-	6	-	-	-	-	661	6
Floating Rate Income
Bank Loan Obligations
Building & Development	-	-	-	50	2,500	-	-	-	2,550	50
Business Equipment & Services	2,817	1	-	27	-	(5)	-	(972)	1,868	27
Containers & Glass Products	1,721	-	-	-	-	-	-	(1,721)	-	-
Equipment Leasing	1,640	-	-	8	273	(45)	972	(1,640)	1,208	8
Financial Intermediaries	626	1	18	72	5,450	(718)	1,881	-	7,330	86
Food Products	-	-	-	10	-	-	1,214	-	1,224	10
Health Care	-	-	-	12	2,000	-	-	-	2,012	12
Lodging & Casinos	-	1	-	47	-	(8)	3,033	-	3,073	47
Oil & Gas	294	-	-	-	-	-	-	(294)	-	-
Radio & Television	-	-	-	-	4,430	-	-	-	4,430	-
Steel	1,990	-	-	-	-	-	-	(1,990)	-	-
Utilities	1,854	-	-	-	-	-	-	(1,854)	-	-
Total	10,942	3	18	226	14,653	(776)	7,100	(8,471)	23,695	240
High Income
Corporate Debt Securities
Airlines	3,904	-	(11)	(25)	-	(232)	-	-	3,636	(25)
Total	3,904	-	(11)	(25)	-	(232)	-	-	3,636	(25)
Short Duration High Income
Bank Loan Obligations
Leisure Goods – Activities –
Movies	266	-	-	-	-	-	-	(266)	-	-
Total	266	-	-	-	-	-	-	(266)	-	-
Strategic Income
Bank Loan Obligations
Building & Development	-	-	-	32	1,604	-	-	-	1,636	32
Business Equipment & Services	1,629	-	-	17	-	(3)	-	(477)	1,166	17
Containers & Glass Products	1,028	-	-	-	-	-	-	(1,028)	-	-
Equipment Leasing	1,014	-	-	5	317	(23)	519	(1,014)	818	5
Financial Intermediaries	381	1	11	50	3,149	(496)	1,101	-	4,197	59
Food Products	-	-	1	13	-	(3)	1,096	-	1,107	13
Lodging & Casinos	-	-	-	30	-	(5)	1,937	-	1,962	30
Oil & Gas	100	-	-	-	-	-	-	(100)	-	-
Steel	1,110		-	-	-	-	-	(1,110)	-	-
Utilities	1,086	-	-	-	-	-	-	(1,086)	-	-
Corporate Debt Securities
Airlines	5,205	-	-	241	5,855	-	-	-	11,301	241
Total	11,553	1	12	388	10,925	(530)	4,653	(4,815)	22,187	397

The Funds had no transfers between Levels 1 and 2 during the period ended January 31, 2013. As of January 31, 2013, six securities in Floating Rate Income, one security in Short Duration High Income and six securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable quotations that were readily available to the independent pricing service. As of January 31, 2013, four securities in Floating Rate Income and Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2013:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$545	$-	$-	$545
Strategic Income
Futures contracts (unrealized appreciation)	$2,318	$-	$-	$2,318

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2013:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(7)	$-	$-	$(7)
Strategic Income
Futures contracts (unrealized depreciation)	$(392)	$-	$-	$(392)

## At January 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$318,860	$7,214	$1,803	$5,411
Floating Rate Income	399,328	5,671	349	5,322
High Income	3,056,455	176,910	7,243	169,667
Municipal Intermediate Bond	152,562	7,656	163	7,493
Short Duration	72,720	297	716	(419)
Short Duration High Income	29,475	301	92	209
Strategic Income	1,390,176	54,129	4,624	49,505

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At January 31, 2013, these securities amounted to approximately $12,637,000 or 4.6.% of net assets for Core Bond, approximately $12,068,000 or 3.3% of net assets for Floating Rate Income, approximately $706,193,000 or 21.3% of net assets for High Income, approximately $1,320,000 or 0.8% of net assets for Municipal Intermediate Bond, approximately $7,518,000 or 10.8% of net assets for Short Duration, approximately $4,438,000 or 14.7% of net assets for Short Duration High Income and approximately $99,375,000 or 8.5% of net assets for Strategic Income.

Ñ
These securities have been deemed by the investment manager to be illiquid. At January 31, 2013, these securities amounted to approximately $23,695,000 or 6.6% of net assets for Floating Rate Income and approximately $10,886,000 or 0.9% of net assets for Strategic Income.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2013, these securities amounted to $53,782,000 for Core Bond, $16,156,000 for High Income, $3,785,000 for Municipal Intermediate Bond, $59,000 for Short Duration High Income and $257,128,000 for Strategic Income.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2013 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

††	As of January 31, 2013, the value of unfunded loan commitments was approximately $19,000 for Floating Rate Income and $12,000 for Strategic Income pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
Leslie's Poolmart, Term Loan B, 5.25%, due 10/16/19	$19,000	$19,000

Strategic Income
Borrower	Principal Amount	Value
Leslie's Poolmart, Term Loan B, 5.25%, due 10/16/19	$12,000	$12,000

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2013, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
CAD = Canadian Dollar
JPY = Japanese Yen
NZD = New Zealand Dollar

d Interest rate represents discount rate at time of purchase, not coupon rate.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

¢¢ At January 31, 2013, open positions in financial futures contracts were as follows:
Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	March 2013	140 U.S. Treasury Notes, 10 Year	Short	$282,367
Core Bond	March 2013	10 U.S. Treasury Bonds, 30 Year	Short	47,188
Core Bond	March 2013	297 U.S. Treasury Notes, 5 Year	Short	215,813
Core Bond	March 2013	33 U.S. Treasury Notes, 2 Year	Long	(516)
Core Bond	December 2015	22 Eurodollar, 90 Day	Long	(6,644)
Total				$538,208
Strategic Income	March 2013	717 U.S. Treasury Notes, 5 Year	Short	$492,515
Strategic Income	March 2013	840 U.S. Treasury Notes, 10 Year	Short	1,336,256
Strategic Income	March 2013	35 U.S. Treasury Bonds, Ultra Long	Short	307,129
Strategic Income	March 2013	53 Australian Dollar	Short	(36,240)
Strategic Income	March 2013	55 Canadian Dollar	Short	10,205
Strategic Income	March 2013	13 Japanese Yen	Short	161,363
Strategic Income	March 2013	90 New Zealand Dollar	Short	(167,400)
Strategic Income	March 2013	74 German Euro Bond	Long	(88,420)
Strategic Income	March 2013	105 U.S. Treasury Notes, 2 Year	Long	(1,641)
Strategic Income	September 2013	4 New Zealand Bank Bill, 90 Day	Long	490
Strategic Income	December 2013	90 Canada Bankers Acceptance, 3 Month	Long	9,575
Strategic Income	December 2015	188 Euribor Interest Rate, 3 Months	Long	(68,905)
Strategic Income	December 2015	96 Eurodollar, 90 Day	Long	(28,992)
Total				$1,925,935

At January 31, 2013, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$12,713,697	$(56,563,172)
Strategic Income	$129,980,656	$(224,804,203)

At January 31, 2013, the Funds had amounts due to broker in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$(232,227)
Strategic Income	$(40,403)

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 28, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 28, 2013